UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04161

Jefferson Pilot Variable Fund, Inc.
(Exact name of registrant as specified in charter)

One Granite Place, Concord, NH 03301
(Address of principal executive offices)

Craig Moreshead, Secretary
Jefferson Pilot Variable Fund, Inc.
One Granite Place, Concord, NH 03301
(Name and address of agent for service)

Registrant's telephone number, including area code: 603-226-5706

Date of fiscal year end: 12/31/06

Date of reporting period: 09/30/06

Item 1. Schedule of Investments

Capital Growth Portfolio
Growth Portfolio
Strategic Growth Portfolio
S&P 500 Index Portfolio
Value Portfolio
Mid-Cap Growth Portfolio
Mid-Cap Value Portfolio
Small Company Portfolio
Small-Cap Value Portfolio
International Equity Portfolio
World Growth Stock Portfolio
High Yield Bond Portfolio
Balanced Portfolio
Money Market Portfolio

Notes to Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

Signatures

Certifications

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - Capital Growth Portfolio

September 30, 2006

	Number of	Market
	Shares	Value (U.S.$)
Common Stock- 99.23%
Aerospace & Defense - 6.53%
Boeing	76,190	$6,007,581
General Dynamics	63,640	4,561,079
		10,568,660
Air Freight & Logistics - 2.25%
United Parcel Service Class B	50,580	3,638,725
		3,638,725
Beverages - 1.01%
PepsiCo	25,120	1,639,331
		1,639,331
Biotechnology - 3.45%
*†Amgen	24,710	1,767,506
†Genzyme	17,360	1,171,279
†Gilead Sciences	26,490	1,819,863
†Vertex Pharmaceuticals	24,270	816,686
		5,575,334
Capital Markets - 8.01%
Franklin Resources	54,150	5,726,362
State Street	25,290	1,578,096
UBS AG	95,340	5,654,615
		12,959,073
Chemicals - 0.68%
Monsanto	23,260	1,093,453
		1,093,453
Commercial Banks - 2.21%
*Commerce Bancorp	97,250	3,570,048
		3,570,048
Commercial Services & Supplies - 2.99%
Corporate Executive Board	6,380	573,626
Equifax	47,920	1,759,143
Manpower	16,270	996,863
*†Monster Worldwide	41,530	1,502,971
		4,832,603
Communications Equipment - 5.98%
*†Cisco Systems	225,960	5,197,080
*Motorola	124,770	3,119,250
QUALCOMM	37,550	1,364,943
		9,681,273
Computers & Peripherals - 8.23%
*†Apple Computer	28,840	2,221,545
Hewlett-Packard	47,600	1,746,444
*†Network Appliance	196,000	7,253,959
*†SanDisk	39,270	2,102,516
		13,324,464
Construction & Engineering - 2.21%
*Fluor	46,510	3,576,154
		3,576,154
Diversified Financial Services - 6.52%
Chicago Mercantile Exchange Holdings	10,980	5,251,185
*Moody's	40,220	2,629,584
†Nasdaq Stock Market	88,360	2,672,006
		10,552,775
Energy Equipment & Services - 1.29%
*Halliburton	73,220	2,083,109
		2,083,109
Food & Staples Retailing - 1.44%
Wal-Mart Stores	11,900	586,908
*Whole Foods Market	29,260	1,738,922
		2,325,830
Health Care Equipment & Supplies - 4.15%
Medtronic	144,675	6,718,707
		6,718,707
Health Care Providers & Services - 3.72%
*UnitedHealth Group	122,340	6,019,128
		6,019,128
Hotels, Restaurants & Leisure - 1.27%
International Game Technology	4,090	169,735
Starwood Hotels & Resorts Worldwide	32,950	1,884,411
		2,054,146
Independent Power Producers & Energy Traders - 1.73%
TXU	44,900	2,807,148
		2,807,148
Industrial Conglomerates - 1.97%
General Electric	90,410	3,191,473
		3,191,473
Internet Software & Services - 3.28%
†eBay	29,160	826,978
*†Google Class A	11,140	4,477,166
		5,304,144
IT Services - 0.26%
†Western Union	21,980	420,477
		420,477
Machinery - 2.01%
*Danaher	47,450	3,258,392
		3,258,392
Media - 2.76%
*Disney (Walt)	97,115	3,001,825
†Viacom Class B	22,750	845,845
*†XM Satellite Radio Holdings Class A	47,460	611,759
		4,459,429
Metals & Mining - 0.46%
Cia Vale do Rio Doce ADR	34,850	751,366
		751,366
Oil, Gas & Consumable Fuel - 1.96%
*Cameco	86,670	3,169,522
		3,169,522
Pharmaceuticals - 10.32%
Abbott Laboratories	2,500	121,400
AstraZeneca ADR	103,060	6,441,250
*†Elan ADR	64,140	986,473
Sanofi-Aventis ADR	93,090	4,139,712
Schering-Plough	226,760	5,009,128
		16,697,963
Semiconductors & Semiconductor Equipment - 3.03%
*Linear Technology	73,990	2,302,569
†Marvell Technology Group	133,890	2,593,449
		4,896,018
Software - 6.73%
*†Adobe Systems	121,770	4,560,286
†Autodesk	110,070	3,828,235
†Oracle	140,690	2,495,841
		10,884,362
Wireless Telecommunication Services - 2.78%
America Movil ADR	45,150	1,777,556
†American Tower Class A	74,650	2,724,725
		4,502,281
Total Common Stock (cost $150,471,624)		160,555,388

Total Market Value of Securities Before Securities Lending Collateral - 99.23%
(cost $150,471,624)		160,555,388

	Principal
	Amount (U.S.$)
Securities Lending Collateral** - 28.78%
Short-Term Investments - 28.78%
Citibank Investors Principal Preservation Trust I, 5.30%	$46,571,801	46,571,801
Total Securities Lending Collateral (cost $46,571,801)		46,571,801

Total Market Value of Securities - 128.01%
(cost $197,043,425)		207,127,189©
Obligation to Return Securities Lending Collateral** - (28.78%)		(46,571,801)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.77%		1,243,256
Net Assets Applicable to 7,221,140 Shares Outstanding - 100.00%		$161,798,644

†Non-income producing security for the period ended September 30, 2006.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $44,956,172 of securities loaned.

ADR - American Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Growth Portfolio

September 30, 2006

	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock - 99.55%
Aerospace & Defense - 0.72%
Precision Castparts	4,570	$288,641
		288,641
Air Freight & Logistics - 0.62%
Robinson (C.H.) Worldwide	5,570	248,311
		248,311
Automobiles - 1.37%
Toyota Motor ADR	5,070	552,123
		552,123
Beverages - 3.35%
Fomento Economico Mexicano ADR	3,640	352,862
PepsiCo	15,280	997,172
		1,350,034
Biotechnology - 2.54%
†Celgene	5,920	256,336
†Gilead Sciences	11,170	767,379
		1,023,715
Capital Markets - 11.24%
*Goldman Sachs Group	6,770	1,145,280
Mellon Financial	21,810	852,771
*Schwab (Charles)	44,280	792,612
T. Rowe Price Group	18,210	871,349
UBS	14,750	874,822
		4,536,834
Chemicals - 0.99%
Monsanto	8,480	398,645
		398,645
Commercial Banks - 2.98%
Kookmin Bank ADR	3,520	274,666
*Wells Fargo	25,600	926,208
		1,200,874
Communications Equipment - 5.62%
†Cisco Systems	55,530	1,277,189
*Motorola	21,490	537,250
QUALCOMM	12,470	453,285
		2,267,724
Computers & Peripherals - 2.73%
*†Apple Computer	10,650	820,370
†SanDisk	5,230	280,014
		1,100,384
Consumer Finance - 1.76%
American Express	12,660	709,973
		709,973
Diversified Financial Services - 2.46%
Chicago Mercantile Exchange	1,720	822,590
†Nasdaq Stock Market	5,620	169,949
		992,539
Diversified Telecommunications Services - 2.17%
*†Leap Wireless International	7,990	387,435
†Time Warner Telecom Class A	25,680	488,177
		875,612
Electrical Equipment - 0.76%
Roper Industries	6,830	305,574
		305,574
Electronic Equipment & Instruments - 0.50%
†Flextronics International	16,040	202,746
		202,746
Energy Equipment & Services - 4.19%
†Cameron International	10,680	515,951
†National Oilwell Varco	7,870	460,789
Schlumberger	4,910	304,567
†Weatherford International	9,820	409,690
		1,690,997
Food & Staples Retailing - 0.63%
CVS	7,910	254,069
		254,069
Food Products - 1.22%
Archer-Daniels-Midland	12,970	491,304
		491,304
Gas Utilities - 0.79%
Questar	3,880	317,268
		317,268
Health Care Equipment & Supplies - 1.78%
Baxter International	11,920	541,883
*†Intuitive Surgical	1,670	176,102
		717,985
Health Care Providers & Services - 2.86%
†Express Scripts	4,830	364,617
†Schein (Henry)	5,830	292,316
†WellPoint	6,470	498,513
		1,155,446
Hotels, Restaurants & Leisure - 4.19%
International Game Technology	12,700	527,049
†Las Vegas Sands	4,200	287,070
*†Scientific Games	8,250	262,350
*†Starbucks	8,050	274,103
Starwood Hotels & Resorts Worldwide	5,930	339,137
		1,689,709
Household Products - 3.17%
Colgate-Palmolive	7,800	484,380
Procter & Gamble	12,820	794,584
		1,278,964
Industrial Conglomerates - 4.78%
General Electric	54,680	1,930,204
		1,930,204
Insurance - 2.99%
Berkley (W.R.)	14,230	503,600
Chubb	13,510	701,979
		1,205,579
Internet & Catolog Retail - 0.49%
†Nutri/System	3,190	198,705
		198,705
Internet Software & Services - 3.47%
*†Akamai Technologies	3,610	180,464
*†Google Class A	3,035	1,219,766
		1,400,230
IT Services - 0.67%
Global Payments	6,120	269,341
		269,341
Life Sciences Tools & Services - 0.84%
†Thermo Electron	8,620	339,025
		339,025
Media - 3.65%
†Comcast Class A	18,440	679,514
News Class A	20,260	398,109
Omnicom Group	4,240	396,864
		1,474,487
Metals & Mining - 1.08%
*BHP Billiton ADR	11,510	435,999
		435,999
Oil, Gas & Consumable Fuel - 5.41%
Cameco	5,220	190,895
Occidental Petroleum	16,600	798,627
†Ultra Petroleum	6,310	303,574
Valero Energy	6,770	348,452
XTO Energy	12,870	542,213
		2,183,761
Pharmaceuticals - 4.68%
Abbott Laboratories	12,270	595,832
*Allergan	4,130	465,079
Novartis ADR	6,610	386,288
Roche Holding ADR	5,100	439,659
		1,886,858
Real Estate Management & Development - 0.77%
†CB Richard Ellis Group Class A	12,670	311,682
		311,682
Semiconductors & Semiconductor Equipment - 5.66%
Applied Materials	38,600	684,377
*KLA-Tencor	9,300	413,571
*†MEMC Electronic Materials	7,370	269,963
*†Micron Technology	18,430	320,682
Texas Instruments	17,860	593,845
		2,282,438
Software - 1.10%
†Electronic Arts	4,970	276,729
†salesforce.com	4,670	167,560
		444,289
Specialty Retail - 0.77%
TJX	11,140	312,254
		312,254
Textiles, Apparel & Luxury Goods - 0.90%
†Coach	10,540	362,576
		362,576
Water Utilities - 0.89%
*Aqua America	16,453	360,979
		360,979
Wireless Telecommunication Services - 2.76%
†Crown Castle International	7,830	275,929
*†NII Holdings	13,510	839,782
		1,115,711
Total Common Stock (cost $35,538,685)		40,163,589

Total Market Value of Securities Before Securities Lending Collateral - 99.55%		40,163,589
(cost $35,538,685)
	Principal
	Amount
	(U.S. $)

Securities Lending Collateral** - 22.78%
Short-Term Investments - 22.78%
Citibank Investors Principal Preservation Trust I, 5.25%	$9,189,637	9,189,637
Total Securities Lending Collateral (cost $9,189,637)		9,189,637

Total Market Value of Securities - 122.33%		49,353,226©
(cost $44,728,322)
Obligation to Return Securities Lending Collateral** - (22.78%)		(9,189,637)

Receivables and Other Assets Net of Liabilities (See Notes) - 0.45%		183,159
Net Assets Applicable to 2,460,402 Shares Outstanding - 100.00%		$40,346,748

†Non-income producing security for the period ended September 30, 2006.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $8,941,172 of securities loaned.
ADR - American Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Strategic Growth Portfolio

September 30, 2006

	Number of	Market
	Shares	Value (U.S.$)
Common Stock - 97.87%
Aerospace & Defense - 0.54%
General Dynamics	6,400	$458,688
		458,688
Airlines - 0.66%
Southwest Airlines	33,500	558,110
		558,110
Beverages - 1.18%
InBev	3,900	214,721
PepsiCo	12,120	790,951
		1,005,672
Biotechnology - 3.88%
*†Amgen	18,100	1,294,693
†Celgene	8,900	385,370
†Genentech	10,100	835,270
†Gilead Sciences	11,400	783,180
		3,298,513
Business Services - 1.71%
Accenture Limited Class A	45,950	1,457,075
		1,457,075
Capital Markets - 9.43%
†E Trade Financial	30,100	719,992
Franklin Resources	5,900	623,925
*Goldman Sachs Group	3,850	651,305
*Legg Mason	7,200	726,192
Morgan Stanley	9,900	721,809
Northern Trust	11,000	642,730
*Schwab (Charles)	38,600	690,940
State Street	15,300	954,719
*†TD AmeriTrade Holding	18,500	348,725
UBS	32,433	1,940,169
		8,020,506
Chemicals - 0.62%
Monsanto	11,200	526,512
		526,512
Commercial Banks - 2.22%
Anglo Irish Bank	39,600	650,257
Erste Bank der oesterreichischen Sparkassen	10,056	626,074
UniCredito Italiano	73,348	608,719
		1,885,050
Communications Equipment - 3.38%
†Cisco Systems	39,700	913,101
†Corning	19,800	483,318
Ericsson LM Class B	153,800	533,084
*†Juniper Networks	38,500	665,280
Nokia Oyj	5,300	105,241
QUALCOMM	4,700	170,845
		2,870,869
Computers & Peripherals - 1.79%
†Apple Computer	8,700	670,161
†Dell	16,010	365,668
†EMC	40,500	485,190
		1,521,019
Consumer Finance - 3.35%
American Express	25,100	1,407,608
SLM	27,670	1,438,287
		2,845,895
Diversified Financial Services - 1.69%
*Citigroup	28,950	1,437,947
		1,437,947
Diversified Telecommunication Services - 0.51%
Telus	7,700	430,969
		430,969
Energy Equipment & Services - 3.07%
Baker Hughes	13,830	943,206
Schlumberger	26,900	1,668,607
		2,611,813
Food & Staples Retailing - 3.32%
Sysco	8,920	298,374
Walgreen	12,870	571,299
Wal-Mart de Mexico ADR	6,200	210,490
Wal-Mart Stores	31,610	1,559,006
Whole Foods Market	3,100	184,233
		2,823,402
Health Care Equipment & Supplies - 2.84%
Medtronic	20,900	970,596
†St. Jude Medical	8,400	296,436
Stryker	10,200	505,818
*†Zimmer Holdings	9,500	641,250
		2,414,100
Health Care Providers & Services - 7.72%
Aetna	13,300	526,015
*Caremark Rx	23,800	1,348,746
*†Humana	9,700	641,073
*†Medco Health Solutions	9,200	553,012
*Quest Diagnostics	7,800	477,048
UnitedHealth Group	43,600	2,145,119
†WellPoint	11,360	875,288
		6,566,301
Hotels, Restaurants & Leisure - 2.14%
*Carnival	9,500	446,785
International Game Technology	11,600	481,400
†MGM MIRAGE	8,900	351,461
*†Wynn Resorts	7,900	537,279
		1,816,925
Household Durables - 1.84%
*Garmin	5,300	258,534
Harman International	8,400	700,896
*Lennar Class A	13,400	606,350
		1,565,780
Household Products - 1.59%
Procter & Gamble	14,907	923,936
Reckitt Benckiser	10,253	425,026
		1,348,962
Industrial Conglomerates - 4.87%
General Electric	101,810	3,593,893
Tyco International	19,500	545,805
		4,139,698
Insurance - 3.23%
American International Group	21,200	1,404,712
Hartford Financial Services Group	6,900	598,575
Prudential Financial	9,800	747,250
		2,750,537
Internet & Catalog Retail - 1.24%
*†Amazon.com	16,800	539,616
†Liberty Media - Interactive A	25,325	516,124
		1,055,740
Internet Software & Services - 2.92%
*†eBay	10,400	294,944
*†Google Class A	2,800	1,125,320
*†Yahoo	41,960	1,060,749
		2,481,013
IT Services - 2.04%
†Affiliated Computer Services Class A	6,620	343,313
Automatic Data Processing	23,200	1,098,288
First Data	6,980	293,160
		1,734,761
Machinery - 2.27%
*Danaher	20,520	1,409,108
*Deere	4,800	402,768
Joy Global	3,200	120,352
		1,932,228
Media - 3.19%
†EchoStar Communications Class A	7,800	255,372
Grupo Televisa ADR	21,500	457,090
†Liberty Media - Capital Series A	7,705	643,907
Rogers Communications	13,300	729,771
†Viacom Class B	16,900	628,342
		2,714,482
Metals & Mining - 0.83%
BHP Billiton	37,159	709,765
		709,765
Multiline Retail - 2.60%
†Kohl's	21,700	1,408,764
*Target	14,460	798,915
		2,207,679
Oil, Gas & Consumable Fuels - 3.20%
EOG Resources	4,800	312,240
*Exxon Mobil	13,500	905,850
Murphy Oil	10,300	489,765
Total	15,400	1,010,533
		2,718,388
Pharmaceuticals - 3.62%
Lilly (Eli)	4,500	256,500
Novartis	14,989	875,078
Pfizer	9,740	276,226
Roche Holding	4,787	827,695
*†Sepracor	7,700	372,988
Wyeth	9,200	467,728
		3,076,215
Semiconductors & Semiconductor Equipment - 5.23%
Analog Devices	18,970	557,528
Applied Materials	33,500	593,955
Intel	14,400	296,208
†Marvell Technology Group	46,200	894,893
*Maxim Integrated Products	27,250	764,908
Samsung Electronics	479	336,141
*Texas Instruments	11,300	375,725
Xilinx	28,500	625,575
		4,444,933
Software - 4.07%
†Adobe Systems	12,900	483,105
†Amdocs	17,300	685,080
†Intuit	11,800	378,662
*Microsoft	54,465	1,488,528
†Oracle	24,100	427,534
		3,462,909
Specialty Retail - 1.79%
Best Buy	4,500	241,020
Home Depot	20,400	739,908
*PETsMART	19,600	543,900
		1,524,828
Textiles, Apparel & Luxury Goods - 0.54%
NIKE	5,300	464,386
		464,386
Thrifts & Mortgage Finance - 0.56%
*Countrywide Financial	13,600	476,544
		476,544
Trading Company & Distributors - 0.12%
Fastenal	2,600	100,282
		100,282
Wireless Telecommunication Services - 2.07%
America Movil ADR	22,100	870,077
†Crown Castle International	25,200	888,048
		1,758,125
Total Common Stock (cost $69,309,682)		83,216,621
	Principal
	Amount (U.S. $)
Short-Term Investments - 1.41%
¤T. Rowe Price Reserve Investment Fund	$1,196,501	1,196,501
Total Short-Term Investments (cost $1,196,501)		1,196,501
Total Market Value of Securities Before Securities Lending Collateral - 99.28%
(cost $70,506,183)		84,413,122
Securities Lending Collateral** - 19.52%
Short-Term Investments - 19.52%
Citibank Investors Principal Preservation Trust I, 5.30%	16,599,501	16,599,501
Total Securities Lending Collateral (cost $16,599,501)		16,599,501
Total Market Value of Securities - 118.80%
(cost $87,105,684)		101,012,623©
Obligation to Return Securities Lending Collateral** - (19.52%)		(16,599,501)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.72%		616,345
Net Assets Applicable to 5,364,907 Shares Outstanding - 100.00%		$85,029,467

†Non-income producing security for the period ended September 30, 2006.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $16,168,295 of securities loaned.
¤Considered an affiliated company. See Note 2 in “Notes.”

ADR - American Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - S&P 500 Index Portfolio

September 30, 2006

	Number of	Market
	Shares	Value (U.S. $)
Common Stock - 98.59%
Aerospace & Defense - 2.37%
Boeing	14,910	$1,175,654
General Dynamics	7,535	540,033
Goodrich	2,435	98,666
Honeywell International	15,312	626,261
L-3 Communications Holdings	2,400	187,992
Lockheed Martin	6,790	584,347
Northrop Grumman	6,576	447,628
Raytheon	8,355	401,124
Rockwell Collins	3,272	179,436
United Technologies	18,976	1,202,130
		5,443,271
Air Freight & Logistics - 0.91%
*FedEx	5,852	635,995
*United Parcel Service Class B	20,294	1,459,951
		2,095,946
Airlines - 0.11%
Southwest Airlines	15,140	252,232
		252,232
Auto Components - 0.14%
*†Goodyear Tire & Rubber	3,738	54,201
Johnson Controls	3,789	271,823
		326,024
Automobiles - 0.41%
*†Ford Motor	36,252	293,278
*General Motors	10,507	349,462
Harley-Davidson	4,866	305,342
		948,082
Beverages - 2.13%
Anheuser-Busch	14,382	683,289
Brown-Forman Class B	1,420	108,843
Coca-Cola	38,276	1,710,172
Coca-Cola Enterprises	4,975	103,629
†Constellation Brands	4,090	117,710
Molson Coors Brewing	793	54,638
Pepsi Bottling Group	2,792	99,116
PepsiCo	30,978	2,021,624
		4,899,021
Biotechnology - 1.27%
*†Amgen	21,981	1,572,300
†Biogen Idec	6,544	292,386
†Genzyme	4,964	334,921
†Gilead Sciences	8,724	599,339
*†MedImmune	4,355	127,210
		2,926,156
Building Products - 0.15%
*American Standard	3,490	146,475
*Masco	7,510	205,925
		352,400
Capital Markets - 3.64%
Ameriprise Financial	4,696	220,242
Bank of New York	14,243	502,208
Bear Stearns	2,234	312,983
†E Trade Financial	7,862	188,059
Federated Investors Class B	1,790	60,520
Franklin Resources	3,218	340,304
*Goldman Sachs Group	8,102	1,370,615
Janus Capital Group	4,353	85,841
Legg Mason	2,501	252,251
Lehman Brothers Holdings	10,053	742,515
‡Mellon Financial	7,634	298,489
*Merrill Lynch & Co.	16,637	1,301,346
Morgan Stanley	20,124	1,467,241
Northern Trust	3,648	213,153
*Schwab (Charles)	19,977	357,588
State Street	6,349	396,178
T. Rowe Price Group	5,110	244,514
		8,354,047
Chemicals - 1.47%
Air Products & Chemicals	4,080	270,790
Ashland	1,121	71,497
*Dow Chemical	17,949	699,652
duPont (E.I.) deNemours	17,253	739,120
Eastman Chemical	1,622	87,620
Ecolab	3,558	152,354
†Hercules	2,407	37,958
International Flavors & Fragrances	1,583	62,592
Monsanto	10,127	476,070
PPG Industries	3,043	204,124
Praxair	5,994	354,605
Rohm & Haas	2,607	123,441
Sigma-Aldrich	1,329	100,565
		3,380,388
Commercial Banks - 4.22%
AmSouth Bancorp	6,672	193,755
BB&T	10,011	438,282
Comerica	3,128	178,046
Commerce Bancorp	3,706	136,047
Compass Bancshares	2,400	136,752
*Fifth Third Bancorp	10,389	395,613
First Horizon National	2,543	96,659
Huntington Bancshares	4,691	112,256
*KeyCorp	7,475	279,864
M&T Bank	1,489	178,620
Marshall & Ilsley	4,895	235,841
National City	11,268	412,409
North Fork Bancorp	9,113	260,996
PNC Financial Services Group	5,484	397,261
Regions Financial	8,439	310,471
SunTrust Banks	6,969	538,564
*Synovus Financial	6,081	178,599
U.S. Bancorp	33,332	1,107,289
Wachovia	29,851	1,665,686
*Wells Fargo	63,285	2,289,652
Zions Bancorp	1,952	155,789
		9,698,451
Commercial Services & Supplies - 0.54%
†Allied Waste Industries	4,030	45,418
Avery Dennison	1,703	102,470
Cintas	2,798	114,242
Donnelley (R.R.) & Sons	4,277	140,970
Equifax	2,479	91,004
†Monster Worldwide	2,318	83,888
Pitney Bowes	4,185	185,688
Robert Half International	3,408	115,770
Waste Management	10,052	368,708
		1,248,158
Communications Equipment - 2.80%
*†ADC Telecommunications	2,374	35,610
†Avaya	7,592	86,852
†Ciena	1,569	42,755
†Cisco Systems	114,765	2,639,596
†Comverse Technology	4,022	86,232
†Corning	29,184	712,381
*†JDS Uniphase	34,354	75,235
*†Juniper Networks	10,385	179,453
†Lucent Technologies	85,872	200,940
*Motorola	45,960	1,149,000
QUALCOMM	30,991	1,126,523
†Tellabs	8,975	98,366
		6,432,943
Computers & Peripherals - 3.50%
*†Apple Computer	15,956	1,229,091
*†Dell	42,567	972,230
†EMC	42,895	513,882
Hewlett-Packard	51,450	1,887,701
International Business Machines	28,603	2,343,730
†Lexmark International Class A	1,812	104,480
†NCR	3,278	129,415
†Network Appliance	7,201	266,509
†QLogic	3,194	60,367
†SanDisk	3,695	197,830
*†Sun Microsystems	65,227	324,178
		8,029,413
Construction & Engineering - 0.06%
Fluor	1,758	135,173
		135,173
Construction Materials - 0.07%
Vulcan Materials	1,886	147,580
		147,580
Consumer Finance - 0.93%
American Express	22,795	1,278,344
*Capital One Financial	5,795	455,835
SLM	7,634	396,815
		2,130,994
Containers & Packaging - 0.18%
Ball	2,020	81,709
Bemis	2,182	71,701
†Pactiv	2,895	82,276
*Sealed Air	1,489	80,585
Temple-Inland	2,272	91,106
		407,377
Distributors - 0.06%
Genuine Parts	3,122	134,652
		134,652
Diversified Consumer Services - 0.12%
*†Apollo Group Class A	2,751	135,459
Block (H&R)	6,127	133,201
		268,660
Diversified Financial Services - 5.68%
Bank of America	85,143	4,561,111
Chicago Mercantile Exchange Holdings	687	328,558
CIT Group	3,836	186,545
*Citigroup	93,011	4,619,855
JPMorgan Chase & Co	65,277	3,065,408
Moody's	4,389	286,953
		13,048,430
Diversified Telecommunications Services - 2.86%
*AT&T	73,006	2,377,074
BellSouth	34,089	1,457,305
CenturyTel	2,183	86,600
Citizens Communications	6,278	88,143
Embarq	2,970	143,659
*†Qwest Communications International	30,982	270,163
Verizon Communications	54,466	2,022,323
Windstream	9,548	125,938
		6,571,205
Electric Utilities - 1.51%
†Allegheny Energy	3,099	124,487
American Electric Power	7,608	276,703
Edison International	6,289	261,874
Entergy	3,867	302,515
Exelon	12,531	758,626
FirstEnergy	6,130	342,422
*FPL Group	7,711	346,995
Pinnacle West Capital	2,054	92,533
PPL	7,224	237,670
*Progress Energy	4,888	221,817
*Southern	14,208	489,608
		3,455,250
Electrical Equipment - 0.46%
*American Power Conversion	3,559	78,156
Cooper Industries	1,730	147,431
Emerson Electric	7,622	639,180
Rockwell Automation	3,351	194,693
		1,059,460
Electronic Equipment & Instruments - 0.29%
†Agilent Technologies	7,561	247,170
Jabil Circuit	3,618	103,366
Molex	2,545	99,179
†Sanmina-SCI	10,515	39,326
†Solectron	17,286	56,352
Symbol Technologies	4,951	73,572
Tektronix	1,726	49,933
		668,898
Energy Equipment & Services - 1.72%
Baker Hughes	6,125	417,725
BJ Services	5,651	170,265
Halliburton	19,259	547,919
†Nabors Industries	5,864	174,454
†National Oilwell Varco	3,225	188,824
*Noble	2,702	173,414
Rowan	2,333	73,793
Schlumberger	22,219	1,378,244
Smith International	3,168	122,918
†Transocean	5,870	429,860
†Weatherford International	6,637	276,896
		3,954,312
Food & Staples Retailing - 2.30%
Costco Wholesale	8,724	433,408
CVS	15,331	492,432
Kroger	13,407	310,238
Safeway	8,553	259,584
Supervalu	4,091	121,298
Sysco	11,514	385,143
Walgreen	18,885	838,305
Wal-Mart Stores	46,228	2,279,965
Whole Foods Market	2,585	153,627
		5,274,000
Food Products - 1.15%
Archer-Daniels-Midland	12,539	474,977
*Campbell Soup	4,420	161,330
ConAgra Foods	9,996	244,702
†Dean Foods	2,590	108,832
General Mills	6,562	371,409
Heinz (H.J.)	6,135	257,241
Hershey	3,221	172,162
Kellogg	4,719	233,685
McCormick & Co.	2,537	96,355
*Sara Lee	14,655	235,506
Tyson Foods Class A	5,240	83,211
Wrigley, (Wm) Jr	4,192	193,084
		2,632,494
Gas Utilities - 0.03%
*NICOR	919	39,297
Peoples Energy	756	30,731
		70,028
Health Care Equipment & Supplies - 1.52%
Bard (C.R.)	1,890	141,750
Bausch & Lomb	1,103	55,293
Baxter International	12,186	553,976
Becton, Dickinson & Co.	4,714	333,138
Biomet	4,868	156,701
†Boston Scientific	21,909	324,034
†Hospira	3,163	121,048
Medtronic	21,549	1,000,735
†St. Jude Medical	6,519	230,056
Stryker	5,557	275,572
†Zimmer Holdings	4,506	304,155
		3,496,458
Health Care Providers & Services - 2.70%
Aetna	10,198	403,331
AmerisourceBergen	3,955	178,766
Cardinal Health	7,569	497,586
Caremark Rx	7,960	451,093
CIGNA	2,134	248,227
†Coventry Health Care	3,150	162,288
†Express Scripts	2,648	199,898
HCA	7,893	393,782
Health Management Associates	4,945	103,351
†Humana	3,042	201,046
†Laboratory Corp of America Holdings	2,450	160,647
Manor Care	1,337	69,898
McKesson	5,553	292,754
*†Medco Health Solutions	5,461	328,261
†Patterson	2,820	94,780
*Quest Diagnostics	3,094	189,229
*†Tenet Healthcare	9,468	77,070
UnitedHealth Group	25,277	1,243,627
†WellPoint	11,614	894,858
		6,190,492
Health Care Technology - 0.04%
IMS Health	3,752	99,953
		99,953
Hotels, Restaurants & Leisure - 1.57%
*Carnival	8,456	397,686
*Darden Restaurants	2,566	108,978
Harrah's Entertainment	3,496	232,239
Hilton Hotels	7,415	206,508
International Game Technology	6,534	271,161
Marriott International Class A	6,197	239,452
McDonald's	22,976	898,822
*†Starbucks	14,107	480,343
Starwood Hotels & Resorts Worldwide	4,177	238,883
Wendy's International	2,310	154,770
†Wyndham Worldwide	4,020	112,439
Yum Brands	5,164	268,786
		3,610,067
Household Durables - 0.65%
Black & Decker	1,435	113,867
Centex	2,254	118,605
D.R. Horton	5,350	128,133
Fortune Brands	2,831	212,636
Harman International Industries	1,340	111,810
KB HOME	1,560	68,328
*Leggett & Platt	3,601	90,133
Lennar Class A	2,507	113,442
Newell Rubbermaid	5,499	155,732
Pulte Homes	3,963	126,261
Snap-On	1,212	53,995
Stanley Works	1,509	75,224
Whirlpool	1,422	119,604
		1,487,770
Household Products - 2.20%
Clorox	2,776	174,888
Colgate-Palmolive	9,871	612,989
Kimberly-Clark	8,560	559,482
Procter & Gamble	59,719	3,701,383
		5,048,742
Independent Power Producers & Traders - 0.45%
†AES	12,506	254,997
Constellation Energy Group	3,383	200,274
†Dynegy	7,692	42,614
TXU	8,614	538,547
		1,036,432
Industrial Conglomerates - 3.99%
3M	14,123	1,051,034
General Electric	194,273	6,857,836
Textron	2,325	203,438
*Tyco International	37,775	1,057,322
		9,169,630
Insurance - 4.74%
ACE Limited	6,199	339,271
*AFLAC	9,248	423,188
*Allstate	11,780	738,959
Ambac Financial Group	1,941	160,618
American International Group	48,870	3,238,127
Aon	6,025	204,067
Chubb	7,649	397,442
Cincinnati Financial	3,303	158,742
Genworth Financial	8,194	286,872
Hartford Financial Services Group	5,677	492,480
‡Lincoln National	5,335	331,197
Loews	8,289	314,153
*Marsh & McLennan	10,606	298,559
*MBIA	2,675	164,352
MetLife	14,221	806,047
Principal Financial Group	4,988	270,749
Progressive	14,358	352,345
Prudential Financial	9,073	691,816
SAFECO	2,268	133,653
St. Paul Travelers	12,914	605,537
Torchmark	1,895	119,593
UnumProvident	5,958	115,526
XL Capital Limited Class A	3,452	237,152
		10,880,445
Internet & Catalog Retail - 0.08%
*†Amazon.com	5,822	187,003
		187,003
Internet Software & Services - 1.27%
*†eBay	21,952	622,559
*†Google Class A	4,001	1,608,002
†VeriSign	4,980	100,596
*†Yahoo	23,233	587,330
		2,918,487
IT Services - 0.94%
†Affiliated Computer Services Class A	2,290	118,759
Automatic Data Processing	10,367	490,774
†Computer Sciences	3,222	158,265
†Convergys	2,833	58,501
*Electronic Data Systems	9,985	244,832
First Data	14,298	600,516
†Fiserv	3,364	158,411
Paychex	6,464	238,198
SABRE Holdings Class A	2,541	59,434
†Unisys	6,654	37,662
		2,165,352
Leisure Equipment & Products - 0.18%
Brunswick	1,901	59,292
*Eastman Kodak	5,796	129,830
Hasbro	2,877	65,452
Mattel	7,585	149,425
		403,999
Life Sciences Tools & Services - 0.27%
Applera Corp - Applied Biosystems Group	3,680	121,845
†Fisher Scientific International	2,287	178,934
†Millipore	953	58,419
PerkinElmer	2,632	49,824
†Thermo Electron	3,048	119,878
†Waters	1,896	85,851
		614,751
Machinery - 1.43%
Caterpillar	12,280	808,023
Cummins	868	103,492
*Danaher	4,389	301,393
Deere & Co.	4,297	360,561
Dover	3,738	177,331
Eaton	2,950	203,108
Illinois Tool Works	8,029	360,502
Ingersoll-Rand Class A	5,939	225,563
ITT Industries	3,561	182,572
†Navistar International	1,346	34,754
PACCAR	4,828	275,293
Pall	2,513	77,426
Parker-Hannifin	2,366	183,909
		3,293,927
Media - 3.32%
CBS Class B	14,542	409,648
Clear Channel Communications	9,192	265,189
†Comcast Class A	39,283	1,447,578
*Disney (Walt)	39,215	1,212,136
*Dow Jones & Co.	1,149	38,537
Gannett	4,606	261,759
*†Interpublic Group	9,055	89,645
McGraw-Hill Companies	6,548	379,980
Meredith	819	40,401
New York Times Class A	3,066	70,457
News Class A	43,769	860,061
Omnicom Group	3,186	298,210
Scripps (E.W.) Class A	1,740	83,398
Time Warner	76,332	1,391,532
*Tribune	3,451	112,917
*†Univision Communications Class A	4,811	165,210
†Viacom Class B	13,239	492,226
		7,618,884
Metals & Mining - 0.81%
*Alcoa	16,164	453,238
Allegheny Technologies	1,653	102,800
Freeport-McMoRan Copper & Gold Class B	3,641	193,920
*Newmont Mining	8,366	357,646
Nucor	5,932	293,575
*Phelps Dodge	3,788	320,844
*United States Steel	2,240	129,203
		1,851,226
Multiline Retail - 1.16%
†Big Lots	2,474	49,010
*Dillard's Class A	1,072	35,087
Dollar General	5,786	78,863
Family Dollar Stores	3,109	90,907
Federated Department Stores	10,127	437,588
†Kohl's	6,098	395,882
Nordstrom	4,032	170,554
Penney (J.C.)	4,156	284,229
†Sears Holdings	1,538	243,142
*Target	16,088	888,862
		2,674,124
Multi-Utilities & Unregulated Power - 1.39%
Ameren	3,792	200,180
*CenterPoint Energy	6,261	89,658
†CMS Energy	4,178	60,330
*Consolidated Edison	4,651	214,876
Dominion Resources	6,587	503,840
DTE Energy	3,379	140,262
Duke Energy	23,448	708,129
KeySpan	3,341	137,449
Nisource	5,277	114,722
PG&E	6,601	274,932
Public Service Enterprise Group	4,666	285,513
Sempra Energy	4,828	242,607
TECO Energy	4,457	69,752
Xcel Energy	7,616	157,270
		3,199,520
Office Electronics - 0.13%
†Xerox	18,885	293,851
		293,851
Oil, Gas & Consumable Fuel - 7.52%
Anadarko Petroleum	8,546	374,571
Apache	6,128	387,290
*Chesapeake Energy	6,972	202,049
Chevron	41,319	2,679,949
ConocoPhillips	30,953	1,842,632
*Consol Energy	3,674	116,576
Devon Energy	8,235	520,040
*El Paso	13,747	187,509
EOG Resources	4,498	292,595
Exxon Mobil	111,883	7,507,348
*Hess	4,434	183,656
Kinder Morgan	2,063	216,306
Marathon Oil	6,683	513,923
Murphy Oil	3,583	170,372
Occidental Petroleum	16,126	775,822
Sunoco	2,546	158,336
Valero Energy	11,450	589,332
Williams Companies	11,025	263,167
XTO Energy	7,049	296,974
		17,278,447
Paper & Forest Products - 0.31%
International Paper	8,428	291,861
Louisiana-Pacific	2,249	42,214
MeadWestvaco	3,624	96,072
Weyerhaeuser	4,684	288,207
		718,354
Personal Products - 0.19%
Alberto-Culver	1,507	76,239
*Avon Products	8,544	261,959
Estee Lauder Companies Class A	2,470	99,615
		437,813
Pharmaceuticals - 6.70%
Abbott Laboratories	28,678	1,392,604
Allergan	2,801	315,421
†Barr Pharmaceuticals	2,160	112,190
Bristol-Myers Squibb	36,852	918,352
*†Forest Laboratories	5,897	298,447
Johnson & Johnson	55,012	3,572,479
†King Pharmaceuticals	4,999	85,133
Lilly (Eli)	18,440	1,051,080
Merck & Co.	40,874	1,712,621
Mylan Laboratories	4,300	86,559
*Pfizer	137,150	3,889,573
Schering-Plough	27,685	611,562
†Watson Pharmaceuticals	2,166	56,684
Wyeth	25,253	1,283,863
		15,386,568
Real Estate Investment Trust - 1.07%
Apartment Investment & Management Class A	1,912	104,032
Archstone-Smith Trust	4,132	224,946
Boston Properties	2,002	206,887
Equity Office Properties Trust	6,481	257,685
Equity Residential	5,651	285,827
Kimco Realty	4,140	177,482
Plum Creek Timber	3,243	110,392
ProLogis	4,726	269,665
Public Storage	2,331	200,443
Simon Property Group	4,046	366,648
Vornado Realty Trust	2,340	255,060
		2,459,067
Real Estate Management & Development - 0.05%
†Realogy	5,025	113,967
		113,967
Road & Rail - 0.70%
Burlington Northern Santa Fe	6,751	495,794
CSX	8,206	269,403
Norfolk Southern	7,908	348,347
Ryder System	1,105	57,106
Union Pacific	5,018	441,584
		1,612,234
Semiconductors & Semiconductor Equipment - 2.70%
*†Advanced Micro Devices	8,984	223,252
†Altera	6,530	120,021
Analog Devices	6,497	190,947
*Applied Materials	25,892	459,065
*†Broadcom Class A	8,792	266,749
†Freescale Semiconductor Class B	7,849	298,340
*Intel	108,388	2,229,542
*KLA-Tencor	3,955	175,879
*Linear Technology	5,852	182,114
†LSI Logic	7,628	62,702
Maxim Integrated Products	6,175	173,332
*†Micron Technology	13,805	240,207
National Semiconductor	5,878	138,309
*†Novellus Systems	2,646	73,188
†NVIDIA	6,800	201,212
*†PMC-Sierra	3,488	20,719
†Teradyne	3,763	49,521
*Texas Instruments	28,719	954,908
Xilinx	6,444	141,446
		6,201,453
Software - 3.40%
†Adobe Systems	10,788	404,011
†Autodesk	4,343	151,050
†BMC Software	4,076	110,949
CA	7,541	178,646
†Citrix Systems	3,419	123,802
*†Compuware	7,784	60,637
*†Electronic Arts	5,826	324,392
†Intuit	6,649	213,366
*Microsoft	162,484	4,440,688
†Novell	5,989	36,653
†Oracle	75,710	1,343,095
†Parametric Technology	2,017	35,217
†Symantec	18,416	391,892
		7,814,398
Specialty Retail - 1.97%
*†AutoNation	2,735	57,162
*†AutoZone	1,004	103,713
†Bed Bath & Beyond	5,318	203,467
Best Buy	7,683	411,501
Circuit City Stores	3,012	75,631
Gap	9,895	187,510
Home Depot	38,744	1,405,245
Limited Brands	6,227	164,953
*Lowe's Companies	28,616	802,965
†Office Depot	5,525	219,343
OfficeMax	1,274	51,903
RadioShack	2,818	54,387
Sherwin-Williams	2,146	119,704
Staples	13,872	337,506
Tiffany & Co.	2,580	85,656
TJX	8,305	232,789
		4,513,435
Textiles, Apparel & Luxury Goods - 0.36%
†Coach	6,759	232,510
Jones Apparel Group	2,303	74,709
Liz Claiborne	2,152	85,026
NIKE Class B	3,675	322,003
VF	1,666	121,535
		835,783
Thrift & Mortgage Finance - 1.60%
*Countrywide Financial	11,398	399,386
Fannie Mae	18,143	1,014,375
Freddie Mac	12,942	858,443
Golden West Financial	4,967	383,701
MGIC Investment	1,517	90,974
*Sovereign Bancorp	6,544	140,761
Washington Mutual	18,040	784,199
		3,671,839
Tobacco - 1.47%
Altria Group	39,368	3,013,620
Reynolds American	3,258	201,898
UST	3,096	169,754
		3,385,272
Trading Company & Distributors - 0.04%
Grainger (W.W.)	1,353	90,678
		90,678
Wireless Telecommunication Services - 0.59%
*ALLTEL	7,230	401,265
Sprint Nextel	55,996	960,331
		1,361,596
Total Common Stock (cost $211,649,310)		226,467,062

	Principal
	Amount (U.S. $)
U.S. Treasury Obligations - 0.10%
∞U S Treasury Bill 4.91% 12/7/06	$ 230,000	228,012
Total U.S. Treasury Obligations (cost $227,924)		228,012
Total Market Value of Securities Before Securities Lending Collateral - 98.69%
(cost $211,877,234)		226,695,074

Securities Lending Collateral** - 20.46%
Short-Term Investments - 20.46%
Citibank Investors Principal Preservation Trust I, 5.30%	47,000,975	47,000,975
Total Securities Lending Collateral (cost $47,000,975)		47,000,975
Total Market Value of Securities - 119.15%
(cost $258,878,209)		273,696,049©
Obligation to Return Securities Lending Collateral** - (20.46%)		(47,000,975)
Receivables and Other Assets Net of Liabilities (See Notes) - 1.31%		3,019,112
Net Assets Applicable to 24,701,941 Shares Outstanding - 100.00%		$229,714,186

*Fully or partially on loan.
**See Note 6 in "Notes."
©Includes $45,494,893 of securities loaned.
†Non-income producing security for the period ended September 30, 2006.
∞Fully or partially pledged as collateral for financial futures contracts.
‡Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Portfolio are as follows:

				Realized
	Balance at	Gross	Gross	Gains During	Market Value	Dividend
Company	Beginning of Period	Additions	Reductions	the Period	9/30/06	Income
Jefferson-Pilot	$164,243	$ -	$ 157,436	$ 29,195	$ -	$ 1,121
Lincoln National	191,279	145,796	40,312	16,486	331,197	5,805
Mellon Financial	297,496		38,675	4,880	298,489	5,436
	$653,018				$629,686	$12,362

The following futures contracts were outstanding at September 30, 2006:

Futures Contracts[1]

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
54 S&P 500 E-mini	$3,578,086	$3,632,580	12/15/06	$54,494

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

1See Note 5 in “Notes.”

“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Jefferson Pilot Variable Corporation. Ensemble, Allegiance, Pilot and Alpha products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing any of these products

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Value Portfolio

September 30, 2006

	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock - 97.89%
Aerospace & Defense - 8.14%
Boeing	16,500	$1,301,025
Goodrich	43,700	1,770,724
L-3 Communications Holdings	26,800	2,099,244
*Precision Castparts	15,700	991,612
United Technologies	31,500	1,995,525
		8,158,130
Beverages - 1.24%
Coca-Cola	27,900	1,246,572
		1,246,572
Building Products - 1.49%
*American Standard	35,600	1,494,132
		1,494,132
Capital Markets - 5.07%
Bank of New York	36,100	1,272,886
*Goldman Sachs Group	3,300	558,261
Lehman Brothers Holdings	23,300	1,720,938
Morgan Stanley	20,900	1,523,819
		5,075,904
Chemicals - 1.51%
Dow Chemical	38,700	1,508,526
		1,508,526
Commercial Banks - 5.84%
Mercantile Bankshares	33,350	1,209,605
U.S. Bancorp	67,300	2,235,706
*Wells Fargo	66,400	2,402,352
		5,847,663
Communications Equipment - 2.33%
†Cisco Systems	42,700	982,100
Motorola	54,200	1,355,000
		2,337,100
Computers & Peripherals - 2.23%
International Business Machines	27,300	2,236,962
		2,236,962
Consumer Finance - 3.35%
American Express	25,700	1,441,256
*Capital One Financial	24,300	1,911,438
		3,352,694
Containers & Packaging - 1.30%
†Crown Holdings	70,000	1,302,000
		1,302,000
Diversified Financial Services - 9.09%
Bank of America	75,780	4,059,537
*Citigroup	67,200	3,337,824
JPMorgan Chase	36,500	1,714,040
		9,111,401
Diversified Telecommunications Services - 5.26%
*AT&T	75,800	2,468,048
Verizon Communications	42,700	1,585,451
Windstream	91,909	1,212,281
		5,265,780
Electric Utilities - 3.73%
Edison International	31,000	1,290,840
*Exelon	21,700	1,313,718
PPL	34,400	1,131,760
		3,736,318
Electrical Equipment - 1.00%
Emerson Electric	11,900	997,934
		997,934
Energy Equipment & Services - 1.24%
*Halliburton	43,600	1,240,420
		1,240,420
Food & Staples Retailing - 0.44%
CVS	13,700	440,044
		440,044
Health Care Providers & Services - 1.42%
Aetna	35,900	1,419,845
		1,419,845
Hotels, Restaurants & Leisure - 0.81%
*Carnival	17,300	813,619
		813,619
Household Products - 1.31%
Procter & Gamble	21,200	1,313,976
		1,313,976
Industrial Conglomerates - 2.77%
General Electric	78,700	2,778,110
		2,778,110
Insurance - 3.13%
Hartford Financial Services Group	19,800	1,717,650
St. Paul Travelers	30,300	1,420,767
		3,138,417
IT Services - 1.81%
First Data	43,300	1,818,600
		1,818,600
Oil, Gas & Consumable Fuel - 12.56%
Chevron	56,100	3,638,646
ConocoPhillips	23,220	1,382,287
EOG Resources	5,700	370,785
*Exxon Mobil	72,500	4,864,749
†Newfield Exploration	38,900	1,499,206
*Noble Energy	18,200	829,738
		12,585,411
Paper & Forest Products - 0.96%
International Paper	27,800	962,714
		962,714
Personal Products - 0.99%
Alberto-Culver Class B	19,700	996,623
		996,623
Pharmaceuticals - 6.89%
Abbott Laboratories	19,800	961,488
Johnson & Johnson	38,000	2,467,720
*Pfizer	122,700	3,479,772
		6,908,980
Real Estate Investment Trusts - 1.93%
*Annaly Mortgage Management	94,200	1,237,788
Liberty Property Trust	14,500	692,955
		1,930,743
Semiconductors & Semiconductor Equipment - 0.74%
Applied Materials	41,700	739,341
		739,341
Software - 0.53%
Microsoft	19,600	535,668
		535,668
Specialty Retail - 3.80%
*Abercrombie & Fitch Class A	22,200	1,542,456
Home Depot	48,800	1,769,976
†Office Depot	12,500	496,250
		3,808,682
Thrift & Mortgage Finance - 2.52%
Freddie Mac	17,900	1,187,307
Hudson City Bancorp	100,833	1,336,037
		2,523,344
Tobacco - 1.31%
*Altria Group	17,200	1,316,660
		1,316,660
Wireless Telecommunication Services - 1.15%
Sprint Nextel	67,300	1,154,195
		1,154,195
Total Common Stock (cost $86,199,822)		98,096,508
Total Market Value of Securities Before Securities Lending Collateral - 97.89%
(cost $86,199,822)		98,096,508

	Principal
	Amount
	(U.S. $)
Securities Lending Collateral** - 24.95%
Short-Term Investments - 24.95%
Citibank Investors Principal Preservation Trust I, 5.30%	$25,003,315	25,003,315
Total Securities Lending Collateral (cost $25,003,315)		25,003,315
Total Market Value of Securities - 122.84%
(cost $111,203,137)		123,099,823©
Obligation to Return Securities Lending Collateral** - (24.95%)		(25,003,315)
Receivables and Other Assets Net of Liabilities (See Notes) - 2.11%		2,116,447
Net Assets Applicable to 4,348,862 Shares Outstanding - 100.00%		$100,212,955

†Non-income producing security for the period ended September 30, 2006.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $24,246,690 of securities loaned.

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - Mid-Cap Growth Portfolio

September 30, 2006

	Number of	Market
	Shares	Value (U.S. $)
Common Stock- 97.80%
Aerospace & Defense - 1.67%
Precision Castparts	6,660	$420,646
		420,646
Air Freight & Logistics - 1.32%
Robinson (C.H.) Worldwide	7,490	333,904
		333,904
Airlines - 0.97%
†Continental Airlines Class B	2,670	75,588
†US Airways Group	3,840	170,227
		245,815
Beverages - 0.67%
Pepsi Bottling Group	4,770	169,335
		169,335
Biotechnology - 1.37%
†Celgene	7,960	344,668
		344,668
Capital Markets - 5.65%
*†Affiliated Managers Group	2,840	284,312
†E Trade Financial	8,540	204,277
*†Investment Technology Group	3,770	168,708
Jefferies Group	5,430	154,755
Northern Trust	3,610	210,932
T. Rowe Price Group	8,440	403,854
		1,426,838
Chemicals - 1.01%
Ecolab	5,970	255,635
		255,635
Commercial Banks - 1.27%
Colonial BancGroup	4,590	112,455
East West Bancorp	5,260	208,349
		320,804
Commercial Services & Supplies - 1.56%
Manpower	2,720	166,654
†Monster Worldwide	6,300	227,997
		394,651
Communications Equipment - 2.96%
†Ciena	4,268	116,303
†F5 Networks	2,330	125,168
*†Finisar	40,920	148,540
*†JDS Uniphase	75,450	165,235
†Polycom	7,790	191,088
		746,334
Computers & Peripherals - 2.47%
†Network Appliance	6,830	252,778
† Riverbed Technology	1,050	20,475
†SanDisk	6,520	349,081
		622,334
Diversified Financial Services - 0.93%
Nasdaq Stock Market	7,730	233,755
		233,755
Diversified Telecommunications Services - 1.06%
*† Leap Wireless International	2,890	140,136
† Time Warner Telecommunication Class A	6,710	127,557
		267,693

Electrical Equipment - 2.76%
AMETEK	4,670	203,379
† Energy Conversion Devices	1,970	72,969
*† General Cable	4,580	175,002
Roper Industries	5,490	245,622
		696,972
Electronic Equipment & Instruments - 1.31%
†Benchmark Electronics	5,600	150,528
*†Itron	3,220	179,676
		330,204
Energy Equipment & Services - 3.47%
†Cameron International	5,060	244,449
†Grant Prideco	3,610	137,288
†National Oilwell Varco	4,430	259,376
Smith International	6,010	233,188
		874,301
Food & Staples Retailing - 0.91%
Whole Foods Market	3,880	230,588
		230,588
Food Products - 0.40%
Campbell Soup	1,170	42,705
Hershey	1,090	58,261
		100,966
Gas Utilities - 0.48%
Questar	1,490	121,837
		121,837
Health Care Equipment & Supplies - 2.74%
Dade Behring Holdings	4,500	180,720
DENTSPLY International	4,600	138,506
*†Intuitive Surgical	2,510	264,679
†Respironics	2,780	107,336
		691,241
Health Care Providers & Services - 5.94%
†Coventry Health Care	2,210	113,859
†DaVita	3,870	223,957
†Express Scripts	4,710	355,558
†Health Net	3,210	139,699
Quest Diagnostics	6,050	370,017
†Schein (Henry)	2,590	129,863
Universal Health Services Class B	2,750	164,808
		1,497,761
Hotels, Restaurants & Leisure - 6.55%
Hilton Hotels	4,530	126,161
International Game Technology	14,680	609,220
Ruby Tuesday	3,580	100,920
*†Scientific Games	5,980	190,164
Starwood Hotels & Resorts Worldwide	5,650	323,124
†WMS Industries	540	15,773
*†Wynn Resorts	4,230	287,682
		1,653,044
Industrial Conglomerates - 0.62%
*†McDermott International	3,760	157,168
		157,168
Insurance - 1.02%
†Arch Capital Group	2,090	132,694
HCC Insurance Holdings	3,790	124,615
		257,309
Internet & Catolog Retail - 2.20%
*†Nutri/System	6,170	384,329
†VistaPrint	6,620	171,723
		556,052
Internet Software & Services - 3.20%
*†Akamai Technologies	8,800	439,912
*†aQuantive	10,830	255,805
*Ctrip.com International ADR	2,500	112,375
		808,092
IT Services - 1.97%
†Cognizant Technology Solutions	2,740	202,925
†Fiserv	3,660	172,349
MoneyGram International	4,170	121,180
		496,454
Life Sciences Tools & Services - 3.04%
†Covance	3,060	203,123
Pharmaceutical Product Development	7,890	281,594
†Thermo Electron	7,180	282,389
		767,106
Machinery - 1.84%
†Gardner Denver	4,520	149,522
Harsco	2,510	194,901
Trinity Industries	3,725	119,833
		464,256
Media - 0.49%
†Lamar Advertising	2,300	122,843
		122,843
Metals & Mining - 0.63%
Allegheny Technologies	2,540	157,963
		157,963
Multiline Retail - 1.50%
*Nordstrom	8,950	378,585
		378,585
Oil, Gas & Consumable Fuel - 3.40%
*†CNX Gas	4,640	107,509
†Denbury Resources	3,980	115,022
Range Resources	9,880	249,371
*†Southwestern Energy	3,800	113,506
Sunoco	2,000	124,380
†Ultra Petroleum	3,080	148,179
		857,967
Personal Products - 0.58%
Alberto-Culver	450	22,766
†NBTY	4,250	124,397
		147,163
Pharmaceuticals - 2.12%
*Allergan	3,600	405,396
Shire ADR	2,630	129,896
		535,292
Real Estate Investment Trust - 0.91%
*Host Hotels & Resorts	10,003	229,369
		229,369
Real Estate Management & Development - 0.85%
†CB Richard Ellis Group Class A	8,690	213,774
		213,774
Road & Rail - 1.06%
CSX	3,820	125,411
Landstar System	3,350	143,045
		268,456
Semiconductors & Semiconductor Equipment - 7.71%
*ASML Holding	8,090	188,335
†Cymer	5,230	229,649
†Integrated Device Technology	10,660	171,200
*KLA-Tencor	3,970	176,546
*†MEMC Electronic Materials	4,900	179,487
*†Micron Technology	13,320	231,768
*†NVIDIA	11,140	329,633
*†Silicon Laboratories	6,440	199,769
*†Varian Semiconductor Equipment	6,545	240,202
		1,946,589
Software - 3.41%
†Citrix Systems	7,830	283,524
*†Electronic Arts	7,510	418,157
*†salesforce.com	4,420	158,590
		860,271
Specialty Retail - 4.83%
Abercrombie & Fitch Class A	3,210	223,031
†AnnTaylor Stores	3,210	134,371
Circuit City Stores	8,310	208,664
*†Guess	3,380	164,031
*†Gymboree	3,830	161,549
TJX	11,700	327,951
		1,219,597
Textiles, Apparel & Luxury Goods - 2.92%
†Coach	15,800	543,520
*†Under Armour Class A	4,850	194,097
		737,617
Trading Company & Distributors - 0.57%
†WESCO International	2,460	142,754
		142,754
Wireless Telecommunication Services - 5.46%
†American Tower Class A	10,440	381,060
†Crown Castle International	9,250	325,970
*†NII	10,770	669,463
		1,376,493
Total Common Stock (cost $22,144,120)		24,680,496

Total Market Value of Securities Before Securities Lending Collateral - 97.80%
(cost $22,144,120)		24,680,496

	Principal
	Amount (U.S. $)
Securities Lending Collateral** - 24.62%
Short-Term Investments - 24.62%
Citibank Investors Principal Preservation Trust I, 5.30%	$6,212,937	6,212,937
Total Securities Lending Collateral (cost $6,212,937)		6,212,937

Total Market Value of Securities - 122.42%
(cost $28,357,057)		30,893,433©
Obligation to Return Securities Lending Collateral** - (24.62%)		(6,212,937)
Receivables and Other Assets Net of Liabilities (See Notes) - 2.20%		555,713
Net Assets Applicable to 2,353,796 Shares Outstanding - 100.00%		$25,236,209

†Non-income producing security for the period ended September 30, 2006.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $5,952,571 of securities loaned.

ADR - American Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Mid-Cap Value Portfolio

September 30, 2006

	Number of	Market
	Shares	Value (U.S. $)
Common Stock - 98.55%
Aerospace & Defense - 3.66%
*†Alliant Techsystems	9,600	$778,176
Goodrich	31,300	1,268,276
		2,046,452
Airlines - 1.05%
†UAL	22,000	584,540
		584,540
Auto Components - 2.87%
*American Axle & Manufacturing	24,300	405,567
*Borg Warner	10,500	600,285
Compagnie Generale des Etablissements Michelin -Class B	4,253	311,704
†TRW Automotive	12,000	288,840
		1,606,396
Biotechnology - 1.37%
†Theravance	28,300	765,232
		765,232
Building Products - 1.20%
*American Standard	16,000	671,520
		671,520
Capital Markets - 2.76%
*†Affiliated Managers Group	5,600	560,616
Apollo Investment	47,800	980,378
		1,540,994
Chemicals - 4.44%
Albemarle	8,400	456,372
Ashland	4,800	306,144
Chemtura	69,000	598,230
Cytec Industries	17,900	995,061
FMC	2,000	128,140
		2,483,947
Commercial Banks - 2.10%
City National	2,400	160,944
Huntington Bancshares	29,100	696,363
UnionBanCal	5,200	316,680
		1,173,987
Commercial Services & Supplies - 2.50%
Donnelley (R.R.) & Sons	22,700	748,192
†United Stationers	14,000	651,140
		1,399,332
Communications Equipment - 1.02%
*†Arris Group	22,500	257,850
†Powerwave Technologies	41,300	313,880
		571,730
Computers & Peripherals - 2.83%
*†Avid Technology	11,300	411,546
†NCR	17,100	675,108
†QLogic	26,300	497,070
		1,583,724
Construction & Engineering - 1.75%
*†Shaw Group	16,000	378,240
†URS	15,500	602,795
		981,035
Construction Materials - 0.82%
Martin Marietta Materials	5,400	456,948
		456,948
Containers & Packaging - 2.87%
†Pactiv	34,000	966,280
Temple-Inland	15,900	637,590
		1,603,870
Diversified Financial Services - 1.68%
CIT Group	19,300	938,559
		938,559
Diversified Telecommunication Services - 1.32%
Embarq	15,200	735,224
		735,224
Electric Utilities - 3.62%
Northeast Utilities	31,100	723,697
PPL	39,500	1,299,550
		2,023,247
Electrical Equipment - 1.19%
*Acuity Brands	14,600	662,840
		662,840
Electronic Equipment & Instruments - 5.03%
†Arrow Electronics	43,200	1,184,976
*†Flextronics International	59,200	748,288
Tektronix	22,500	650,925
†Vishay Intertechnology	16,175	227,097
		2,811,286
Energy Equipment & Services - 0.38%
SBM Offshore	7,873	213,935
		213,935
Food Products - 4.07%
*Bunge Limited	15,800	915,610
†Ralcorp	6,900	332,787
†Smithfield Foods	23,100	624,162
Tyson Foods Class A	25,500	404,940
		2,277,499
Gas Utilities - 1.04%
UGI	23,800	581,910
		581,910
Health Care Equipment & Supplies - 1.47%
Cooper	15,400	823,900
		823,900
Health Care Technology - 1.38%
IMS Health	28,900	769,896
		769,896
Hotels, Restaurants & Leisure - 1.05%
Ruby Tuesday	20,800	586,352
		586,352
Household Durables - 1.83%
Black & Decker	7,200	571,320
Newell Rubbermaid	16,000	453,120
		1,024,440
Industrial Conglomerates - 1.86%
Carlisle Companies	6,100	513,010
*Walter Industries	12,400	529,232
		1,042,242
Insurance - 6.99%
Ambac Financial Group	16,900	1,398,474
Everest Re Group	7,400	721,722
Platinum Underwriters Holdings	14,900	459,367
*Reinsurance Group of America	16,100	836,073
*UnumProvident	25,300	490,567
		3,906,203
IT Services - 1.26%
*†BearingPoint	43,900	345,054
†Unisys	63,900	361,674
		706,728
Machinery - 5.35%
Kennametal	13,000	736,450
Parker-Hannifin	11,800	917,214
*†Terex	8,900	402,458
Toro	11,400	480,738
Trinity Industries	14,050	451,989
		2,988,849
Media - 5.79%
Cinram International Income Fund	57,200	1,143,744
*Donnelley (R.H.)	27,301	1,444,223
*Entercom Communications	25,800	650,160
		3,238,127
Metals & Mining - 1.88%
*†Century Aluminum	12,200	410,530
Cleveland-Cliffs	9,000	342,990
*†Grupo IMSA	67,700	295,566
†Verzatec	7,700	3,432
		1,052,518
Multi-Utilities & Unregulated Power - 1.44%
Wisconsin Energy	18,600	802,404
		802,404
Oil, Gas & Consumable Fuel - 3.17%
*Arch Coal	14,400	416,304
†Newfield Exploration	16,800	647,472
*Noble Energy	15,500	706,645
		1,770,421
Pharmaceuticals - 4.51%
†Barr Pharmaceuticals	17,500	908,950
†Endo Pharmaceuticals	38,900	1,266,195
†Impax Laboratories	52,700	346,239
		2,521,384
Real Estate Investment Trust - 1.44%
KKR Financial	32,800	804,912
		804,912
Road & Rail - 0.33%
†YRC Worldwide	5,000	185,200
		185,200
Semiconductors & Semiconductor Equipment - 3.31%
*†Fairchild Semiconductor Class A	39,000	729,300
†Lam Research	4,600	208,518
*†Varian Semiconductor Equipment	24,900	913,830
		1,851,648
Software - 1.12%
Reynolds & Reynolds Class A	15,800	624,258
		624,258
Specialty Retail - 2.48%
Foot Locker	44,600	1,126,150
†Office Depot	6,600	262,020
		1,388,170
Textiles, Apparel & Luxury Goods - 0.64%
VF	4,900	357,455
		357,455
Thrifts & Mortgage Finance - 0.99%
Webster Financial	11,800	555,898
		555,898
Trading Company & Distributors - 0.41%
UAP	10,800	230,796
		230,796
Wireless Telecommunication Services - 0.28%
*†Syniverse	10,300	154,500
		154,500
Total Common Stock (cost $49,229,499)		55,100,508

Total Market Value of Securities Before Securities Lending Collateral - 98.55%
(cost $49,229,499)		55,100,508
	Principal
	Amount (U.S.$)
Securities Lending Collateral** - 19.37%
Short-Term Investments - 19.37%
Citibank Investors Principal Preservation Trust I, 5.30%	$10,830,170
		10,830,170
Total Securities Lending Collateral (cost $10,830,170)
		10,830,170

Total Market Value of Securities - 117.92%
(cost $60,059,669)		65,930,678©
Obligation to Return Securities Lending Collateral**- (19.37%)		(10,830,170)
Receivables and Other Assets Net of Liabilities (See Notes) - 1.45%		810,864
Net Assets Applicable to 4,213,708 Shares Outstanding - 100.00%		$55,911,372

*Fully or partially on loan.
**See Note 6 in "Notes."
©Includes $10,451,479 of securities loaned.
†Non-income producing security for the period ended September 30, 2006.

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - Small Company Portfolio

September 30, 2006

	Number of	Market
	Shares	Value (U.S. $)
Common Stock - 94.88%
Aerospace & Defense - 0.41%
†BE Aerospace	12,800	$ 269,952
		269,952
Auto Components - 0.95%
†LKQ	28,700	630,539
		630,539
Biotechnology - 5.02%
*†Alexion Pharmaceuticals	16,000	543,680
†Applera Corp-Celera Genomics Group	53,000	737,760
†BioMarin Pharmaceuticals	38,600	549,278
†Cubist Pharmaceuticals	24,100	523,934
*†Myriad Genetics	21,600	532,440
†Onyx Pharmaceuticals	21,800	376,922
†Solexa	9,000	79,380
		3,343,394

Capital Markets - 4.99%
*Calamos Asset Management Class A	20,400	598,128
*Jefferies Group	41,100	1,171,350
optionsXpress Holdings	20,500	571,540
†Penson Worldwide	26,800	481,060
*†Thomas Weisel Partners Group	31,500	505,575
		3,327,653
Commercial Banks - 3.31%
*Hancock Holding	9,900	530,145
*PrivateBancorp	13,100	598,932
*Prosperity Bancshares	10,650	362,526
*United Community Banks	12,510	375,926
*†Western Alliance Bancorp	10,360	340,844
		2,208,373
Commercial Services & Supplies - 2.40%
†CRA International	7,640	364,122
†PeopleSupport	27,267	504,440
*†TeleTech Holdings	47,000	734,610
		1,603,172
Communications Equipment - 2.08%
Belden CDT	15,600	596,388
†EXFO Electro-Optical Engineering	44,790	262,022
†Oplink Communications	26,500	529,470
		1,387,880
Computers & Peripherals - 1.41%
*†Rackable Systems	34,400	941,528
		941,528
Construction & Engineering - 0.57%
*†Infrasource Services	21,500	377,325
		377,325
Consumer Finance - 0.57%
*†First Cash Financial Services	18,500	380,915
		380,915
Diversified Consumer Services - 3.26%
Jackson Hewitt Tax Service	5,600	168,056
*†New Oriental Education & Technology Group ADR	27,900	676,575
*Strayer Education	12,300	1,330,983
		2,175,614
Diversified Financial Services - 2.83%
*†IntercontinentalExchange	14,400	1,081,008
*International Securities Exchange Holdings	17,200	806,508
		1,887,516
Diversified Telecommunications Services - 1.37%
†Cbeyond	18,300	502,335
*†NeuStar Class A	14,700	407,925
		910,260
Electrical Equipment - 1.20%
*†Evergreen Solar	39,600	328,680
Regal Beloit	10,800	469,800
		798,480
Electronic Equipment & Instruments - 3.52%
*†Anixter International	10,500	592,934
*†Color Kinetics	15,910	270,152
Daktronics	8,610	178,141
†NovAtel	9,180	421,546
†RadiSys	18,278	388,408
*†SunPower Class A	17,900	496,546
		2,347,727
Energy Equipment & Services - 2.29%
†ril-Quip	4,500	304,560
†Hydril	5,300	297,118
†Superior Energy Services	10,400	273,104
*†TETRA Technologies	14,700	355,152
†W-H Energy Services	7,220	299,413
		1,529,347
Health Care Equipment & Supplies - 6.10%
*†Arthrocare	11,830	554,354
†dj Orthopedics	14,600	606,338
*†Hologic	13,000	565,760
†Intralase	17,100	337,041
*†LifeCell	26,800	863,496
*Mentor	13,600	685,304
†NuVasive	22,590	454,285
		4,066,578
Health Care Providers & Services - 3.08%
*†Bio-Reference Labs	18,900	424,305
†HealthExtras	20,070	568,182
†Healthways	10,800	481,680
†MWI Veterinary Supply	12,340	413,760
†Symbion	9,149	167,976
		2,055,903
Health Care Technology - 3.63%
*†Allscripts Healthcare Solutions	37,800	848,610
†Phase Forward	50,660	604,880
†Vital Images	20,500	647,390
*†WebMD Health Class A	9,300	319,362
		2,420,242
Hotels, Restaurants & Leisure - 1.91%
*†Chipotle Mexican Grill	16,600	824,522
*†P.F. Chang's China Bistro	13,000	451,230
		1,275,752
Industrial Conglomerates - 0.69%
Carlisle Companies	5,500	462,550
		462,550
Internet & Catolog Retail - 2.56%
*†Priceline.com	27,000	993,330
*†VistaPrint	27,500	713,350
		1,706,680
Internet Software & Services - 11.12%
*†aQuantive	21,900	517,278
†Baidu.com ADR	8,200	717,828
†DealerTrack Holdings	14,942	330,368
*†Digital River	29,900	1,528,487
*†Equinix	19,660	1,181,566
†Knot	35,910	794,688
†Shutterfly	10,500	163,275
†Sohu.com	22,900	504,258
†WebEx Communications	32,800	1,279,856
*†WebSideStory	29,800	393,658
		7,411,262
IT Services - 3.30%
*Heartland Payment Systems	16,190	420,940
†Kanbay International	23,710	487,478
*†RightNow Technologies	41,700	650,937
†SRA International Class A	21,200	637,272
		2,196,627
Life Sciences Tools & Services - 0.27%
*†Nektar Therapeutics	12,500	180,125
		180,125
Machinery - 1.65%
Bucyrus International Class A	7,100	301,182
†Gardner Denver	9,700	320,876
*Kaydon	12,900	477,558
		1,099,616
Media - 0.98%
*†Morningstar	17,792	656,525
		656,525
Oil, Gas & Consumable Fuel - 0.86%
†Helix Energy Solutions Group	10,300	344,020
*†VeraSun Energy	14,200	227,910
		571,930
Pharmaceuticals - 1.02%
Medicis Pharmaceutical Class A	15,900	514,365
*†Penwest Pharmaceuticals	9,800	163,170
		677,535
Retail - 0.57%
*†Gmarket ADR	26,200	381,210
		381,210
Road & Rail - 0.50%
Landstar System	7,870	336,049
		336,049
Semiconductors & Semiconductor Equipment - 6.56%
*†Cymer	15,600	684,996
†Diodes	16,500	712,305
†Hittite Microwave	12,100	538,450
†Microsemi	8,500	160,225
*†Netlogic Microsystems	16,000	405,920
*†PMC - Sierra	28,500	169,290
*†Varian Semiconductor Equipment Associates	27,100	994,569
*†Volterra Semiconductor	43,390	705,088
		4,370,843
Software - 6.47%
*†Concur Technologies	26,100	379,755
*FactSet Research Systems	21,100	1,024,827
†Informatica	38,900	528,651
†Open Solutions	15,300	440,793
*†Quality Systems	13,700	531,423
†THQ	30,100	878,017
†Transaction Systems Architects Class A	15,390	528,185
		4,311,651
Specialty Retail - 4.54%
Bebe Stores	28,300	701,274
*†Dick's Sporting Goods	16,800	764,736
†J Crew Group	19,900	598,393
*†Zumiez	35,600	961,200
		3,025,603
Textiles, Apparel & Luxury Goods - 2.36%
*†Crocs	19,800	672,210
*†Under Armour Class A	22,500	900,450
		1,572,660
Trading Company & Distributors - 0.53%
*†H&E Equipment Services	14,460	352,679
		352,679
Total Common Stock (cost $60,692,574)		63,251,695

Total Market Value of Securities Before Securities Lending Collateral - 94.88%
(cost $60,692,574)		63,251,695

	Principal
	Amount (U.S. $)
Securities Lending Collateral** - 43.38%
Short-Term Investments - 43.38%
Citibank Investors Principal Preservation Trust I, 5.30%	$28,917,362	28,917,362
Total Securities Lending Collateral (cost $28,917,362)		28,917,362
Total Market Value of Securities - 138.26%
(cost $89,609,936)		92,169,057©
Obligation to Return Securities Lending Collateral**- (43.38%)		(28,917,362)
Receivables and Other Assets Net of Liabilities (See Notes) - 5.12%		3,411,147
Net Assets Applicable to 4,014,572 Shares Outstanding - 100.0%		$66,662,842

†Non-income producing security for the period ended September 30, 2006.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $27,894,961 of securities loaned.

ADR - American Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - Small-Cap Value Portfolio

September 30, 2006

	Number of	Market
	Shares	Value (U.S. $)
Common Stock - 96.69%
Aerospace & Defense - 2.76%
*†Armor Holdings	21,700	$ 1,244,061
		1,244,061
Air Freight & Logistics - 1.13%
Pacer International	18,300	508,008
		508,008
Building Products - 1.65%
†NCI Building Systems	12,800	744,576
		744,576
Capital Markets - 2.85%
*Waddell & Reed Financial Class A	51,900	1,284,525
		1,284,525
Chemicals - 0.33%
Arch Chemicals	5,300	150,785
		150,785
Commercial Banks - 5.24%
Chittenden	15,675	449,716
*Cullen/Frost Bankers	8,800	508,816
*First Charter	11,400	274,284
*Harleysville National	12,340	248,034
*UMB Financial	9,800	358,386
Westamerica Bancorp	10,300	520,253
		2,359,489
Commercial Services & Supplies - 4.17%
*Banta	16,500	785,400
†Learning Tree International	21,392	173,917
*†Steiner Leisure	21,800	916,690
		1,876,007
Communications Equipment - 2.35%
Inter-Tel	23,600	509,760
*†Safenet	30,100	547,519
		1,057,279
Construction Materials - 1.76%
*Eagle Materials	23,500	791,480
		791,480
Electric Utilities - 3.63%
†El Paso Electric	44,100	985,194
MGE Energy	20,000	647,600
		1,632,794
Electrical Equipment - 2.01%
Acuity Brands	10,300	467,620
AMETEK	10,000	435,500
		903,120
Electronic Equipment & Instruments - 5.69%
*†Benchmark Electronics	35,750	960,960
*†Electro Scientific Industries	45,900	945,540
†Global Imaging Systems	29,700	655,479
		2,561,979
Energy Equipment & Services - 1.29%
†Superior Energy Services	22,100	580,346
		580,346
Food Products - 0.92%
Lance	18,800	413,976
		413,976
Gas Utilities - 2.71%
UGI	49,800	1,217,610
		1,217,610
Health Care Equipment & Supplies - 2.35%
*Arrow International	15,434	490,956
†Merit Medical Systems	41,700	566,286
		1,057,242
Health Care Providers & Services - 1.65%
†ICON ADR	10,500	741,090
		741,090
Hotels, Restaurants & Leisure - 2.81%
*†Gaylord Entertainment	17,000	745,450
†Ryan's Restaurant Group	32,600	517,362
		1,262,812
Insurance - 3.37%
Hanover Insurance Group	18,400	821,192
*Infinity Property & Casualty	16,900	695,097
		1,516,289
IT Services - 2.77%
*†eFunds	26,600	643,188
*Gevity HR	26,500	603,670
		1,246,858
Life Sciences Tools & Services - 1.90%
†Charles River Laboratories International	19,700	855,177
		855,177
Machinery - 3.38%
*Briggs & Stratton	26,200	721,810
†Chart Industries	28,000	344,680
CLARCOR	2,400	73,176
Wabtec	14,000	379,820
		1,519,486
Media - 7.05%
*ADVO	29,400	822,612
Arbitron	16,600	614,366
*Carmike Cinemas	25,600	439,808
*Journal Communications Class A	47,500	535,325
World Wrestling Entertainment	46,300	760,709
		3,172,820
Metals & Mining - 1.16%
*†Birch Mountain Resources	149,400	522,900
		522,900
Oil, Gas & Consumable Fuel - 6.31%
Berry Petroleum Class A	28,180	793,549
†Petroleum Development	22,000	877,580
*World Fuel Services	28,900	1,169,005
		2,840,134
Paper & Forest Products - 2.51%
*Glatfelter	47,000	636,850
*Wausau Paper	36,600	494,100
		1,130,950
Personal Products - 1.38%
†Chattem	17,700	621,624
		621,624
REITs - 7.71%
*MFA Mortgage Investments	89,600	667,520
Pennsylvania Real Estate Investment Trust	19,200	817,344
Post Properties	18,400	874,367
*Sun Communities	18,300	584,868
Tanger Factory Outlet Centers	14,800	527,176
		3,471,275
Real Estate Management & Development - 1.78%
*†Trammell Crow	22,000	803,220
		803,220
Road & Rail - 1.81%
*Florida East Coast Industries	14,300	816,244
		816,244
Semiconductors & Semiconductor Equipment - 6.78%
†Advanced Energy Industries	48,600	828,144
†AMIS Holdings	70,000	664,300
*†DSP Group	33,400	763,190
*†Micrel	83,100	796,929
		3,052,563
Specialty Retail - 1.89%
*†Genesco	11,100	382,617
†Warnaco Group	24,200	468,028
		850,645
Thrifts & Mortgage Finance - 1.59%
Brookline Bancorp	26,600	365,750
Provident Financial Services	18,800	347,988
		713,738
Total Common Stock (cost $38,620,164)		43,521,102
Total Market Value of Securities Before Securities Lending Collateral - 96.69%
(cost $38,620,164)		43,521,102
	Principal
	Amount (U.S. $)
Securities Lending Collateral** - 23.23%
Short-Term Investments - 23.23%
Citibank Investors Principal Preservation Trust I, 5.30%	$10,453,765	10,453,765
Total Securities Lending Collateral (cost $10,453,765)		10,453,765
Total Market Value of Securities - 119.92%
(cost $49,073,929)		53,974,867©
Obligation to Return Securities Lending Collateral** - (23.23%)		(10,453,765)
Receivables and Other Assets Net of Liabilities (See Notes) - 3.31%		1,488,117
Net Assets Applicable to 3,336,943 Shares Outstanding - 100.00%		$45,009,219

†Non-income producing security for the period ended September 30, 2006.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $10,028,037 of securities loaned.

Summary of Abbreviations:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-International Equity Portfolio

September 30, 2006

	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock - 91.81%
Australia - 1.84%
CSL	28,187	$1,134,974
Macquarie Bank	18,437	950,133
		2,085,107
Austria - 0.92%
*Erste Bank der Oesterreichischen Sparkassen	16,749	1,042,773
		1,042,773
Brazil - 1.99%
†Gafisa	47,170	608,512
*Unibanco de Bancos Brasileiros ADR	22,158	1,639,692
		2,248,204
Canada - 2.72%
Canadian National Railway	27,002	1,132,464
Shoppers Drug Mart	47,829	1,953,811
		3,086,275
France - 8.22%
JC Decaux	38,336	1,036,852
LVMH Moet Hennessy Louis Vuitton	25,358	2,612,508
Vallourec	8,700	2,028,711
*Veolia Environment	60,252	3,637,382
		9,315,453
Germany - 4.96%
Continental	31,773	3,690,798
Hypo Real Estate Holding	30,942	1,929,551
		5,620,349
Hong Kong - 4.58%
*CNOOC ADR	12,458	1,037,627
Esprit Holdings	276,000	2,517,094
Shagri-La Asia	734,369	1,632,633
		5,187,354
India - 0.92%
ICICI Bank ADR	33,890	1,040,762
		1,040,762
Italy - 2.82%
Banca Intesa	245,750	1,617,261
SanPaolo IMI	74,607	1,575,118
		3,192,379
Japan - 14.79%
Advantest	12,800	634,988
Credit Saison	45,000	1,897,143
Daikin Industries	25,948	768,830
Marubeni	350,000	1,742,223
Mitsui Trust Holdings	129,000	1,467,734
Nippon Electric Glass	78,000	1,720,127
Nomura Holdings	34,700	611,014
Sega Sammy Holdings	63,589	2,045,615
*†Seiyu	244,000	404,859
Sumitomo Realty & Development	58,000	1,703,789
Toyota Motor	40,000	2,173,968
Yamada Denki	15,800	1,583,679
		16,753,969
Mexico - 4.94%
America Movil ADR	78,683	3,097,750
Cemex ADR	82,912	2,493,993
		5,591,743
Netherlands - 1.40%
ING Groep	36,077	1,586,916
		1,586,916
Republic of Korea - 2.83%
Samsung Electronics	4,560	3,200,003
		3,200,003
Singapore - 3.30%
CapitaLand	336,000	1,068,346
DBS Group Holdings	221,000	2,671,619
		3,739,965
Sweden - 1.87%
Telefonaktiebolaget LM Ericsson ADR	61,633	2,123,257
		2,123,257
Switzerland - 18.29%
†ABB	137,250	1,805,632
Lonza Group	39,627	2,744,480
Nestle	8,183	2,853,317
Roche Holding	25,828	4,465,782
Syngenta	28,270	4,264,013
UBS	76,662	4,585,986
		20,719,210
Taiwan - 0.64%
Taiwan Semiconductors Manufacturing ADR	75,846	728,122
		728,122
United Kingdom - 14.78%
†Acergy	86,429	1,476,660
BAE Systems	470,610	3,480,530
BP	92,648	1,009,592
Carphone Warehouse Group	193,332	1,111,294
Diageo	175,417	3,098,851
Man Group	258,538	2,171,070
Reckitt Benckiser	57,477	2,382,642
Tesco	299,017	2,016,912
		16,747,551
Total Common Stock (cost $97,781,260)		104,009,392
Total Market Value of Securities Before Securities Lending Collateral - 91.81%
(cost $97,781,260)		104,009,392
	Principal
	Amount
	(U.S. $)

Securities Lending Collateral** - 2.00%
Short-Term Investments - 2.00%
CitiBank Investors Principal Preservation Trust I, 5.30%	$2,268,081	2,268,081

Total Securities Lending Collateral (cost $2,268,081)		2,268,081

Total Market Value of Securities - 93.81%		106,277,473©
(cost $100,049,341)

Obligation to Return Securities Lending Collateral** - (2.00%)		(2,268,081)
Receivables and Other Assets Net of Liabilities (See Notes) - 8.19%z		9,282,272
Net Assets Applicable to 8,332,612 Shares Outstanding - 100.00%		$113,291,664

†Non-income producing security for the period ended September 30, 2006.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $2,151,968 of securities loaned.
zOf this amount, $8,896,025 represents cash as of September 30, 2006.

Summary of Abbreviations:
ADR - American Depositary Receipts
CAD - Canadian Dollar
JPY - Japanese Yen
USD - U.S. Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2006:

Foreign Currency Exchange Contracts1

			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)

CAD (125,722)	USD 113,120	10/3/06	$ 635
JPY 8,509,898	USD (72,703)	10/2/06	(649)
JPY 12,079,881	USD 102,554	10/3/06	(257)
			$(271)

1 See Note 4 in “Notes.”

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - World Growth Stock Portfolio

September 30, 2006

	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock - 94.67%
Australia - 0.59%
Qantas Airways	305,178	$ 889,267
		889,267
Bermuda - 2.72%
ACE	23,980	1,312,425
Tyco International	55,110	1,542,529
XL Capital Class A	18,540	1,273,698
		4,128,652
Brazil - 0.89%
Companhia Vale do Rio Doce ADR	34,760	643,408
Tele Norte Leste Participacoes ADR	51,970	712,508
		1,355,916
Canada - 1.34%
Alcan	13,820	550,822
*BCE	54,790	1,486,234
		2,037,056
Finland - 2.74%
KCI Konecranes	37,280	707,647
Stora Enso Class R	113,090	1,715,042
UPM-Kymmene	72,910	1,732,511
		4,155,200
France - 5.92%
Accor	12,350	841,714
AXA	38,470	1,418,521
France Telecom ADR	77,480	1,806,059
Sanofi-Aventis	21,766	1,937,471
Suez	34,850	1,532,502
Total	22,000	1,443,618
		8,979,885
Germany - 5.28%
BASF	8,790	705,747
Bayerische Motoren Werke	28,700	1,538,273
Deutsche Post	70,300	1,843,423
E.On	14,490	1,721,764
†Infineon Technologies ADR	62,550	739,967
Siemens ADR	16,840	1,466,764
		8,015,938
Hong Kong - 1.51%
Cheung Kong Holdings	73,000	783,818
Hutchison Whampoa	73,800	651,735
*Swire Pacific	82,500	861,995
		2,297,548
Israel - 0.76%
†Check Point Software Technologies	60,520	1,152,906
		1,152,906
Italy - 3.42%
ENI	71,900	2,130,624
Mediaset	104,518	1,123,182
UniCredito Italiano	232,699	1,931,183
		5,184,989
Japan - 6.35%
*FujiFilm Holdings	40,800	1,488,661
Hitachi	98,000	571,615
KDDI	112	697,837
Konica Minolta Holdings	67,500	904,000
Mabuchi Motor	10,800	660,114
NEC	94,000	516,453
Nintendo	4,200	865,422
Nippon Telegraph & Telephone	280	1,374,815
Sony	22,600	914,523
*Takeda Pharmaceutical	26,400	1,647,137
		9,640,577
Mexico - 1.07%
Telefonos de Mexico SA de C.V. ADR	63,520	1,624,842
		1,624,842
Netherlands - 4.50%
*Akzo Nobel	12,150	748,433
ING Groep	56,540	2,487,021
Koninklijke Philips Electronics	57,280	2,009,701
Reed Elsevier	94,800	1,580,714
		6,825,869
Norway - 1.30%
Telenor	151,060	1,969,814
		1,969,814
Portugal - 0.80%
Portugal Telecom	96,940	1,210,761
		1,210,761
Republic of Korea - 4.31%
Kookmin Bank	20,650	1,628,082
KT ADR	51,580	1,107,423
Samsung Electronics	4,047	2,840,003
SWK Telecom ADR	40,600	959,378
		6,534,886
Singapore - 1.08%
DBS Group Holdings	67,337	814,022
Venture	105,000	832,992
		1,647,014
Spain - 4.55%
Banco Santander Central Hispano	114,200	1,801,453
Iberdrola	35,075	1,569,971
Repsol YPF	65,539	1,950,439
Telefonica	90,896	1,575,551
		6,897,414
Sweden - 1.55%
Nordea Bank	127,220	1,666,604
Securitas Class B	36,110	453,337
Securitas Direct Class B	36,110	90,667
Securitas Systems Class B	36,110	135,508
		2,346,116
Switzerland - 3.21%
Nestle	4,880	1,701,600
Swiss Reinsurance	21,281	1,628,752
UBS	25,740	1,539,789
		4,870,141
Taiwan - 0.76%
Chunghwa Telecom ADR	32,640	564,998
#Compal Electronics 144A GDR	134,108	593,601
		1,158,599
United Kingdom - 18.48%
Alliance Boots	72,620	1,053,768
Amvescap	67,650	735,287
Aviva	100,080	1,467,223
BAE Systems	189,740	1,403,276
BP ADR	11,700	767,286
British Sky Broadcasting Group	175,780	1,797,004
Cadbury Schweppes	138,710	1,476,472
Compass Group	433,200	2,173,754
GlaxoSmithKline	71,530	1,905,813
Group 4 Securicor	485,700	1,539,160
HSBC Holdings	68,000	1,240,307
Pearson	61,270	872,437
Rentokil Initial	324,500	891,620
Rolls-Royce Group	162,190	1,374,136
Royal Bank of Scotland Group	44,730	1,541,004
Royal Dutch Shell Class B	45,140	1,533,154
Shire	82,920	1,377,890
Smiths Group	84,420	1,417,832
Unilever	69,084	1,704,825
Vodafone Group ADR	77,630	1,774,622
		28,046,870
United States - 21.54%
Abbott Laboratories	26,700	1,296,552
American International Group	21,110	1,398,749
Aon	36,300	1,229,481
†Avaya	101,360	1,159,558
Bank of America	27,200	1,457,104
Block (H&R)	51,600	1,121,784
†Boston Scientific	86,800	1,283,772
Bristol-Myers Squibb	61,770	1,539,308
†Cadence Design Systems	56,630	960,445
†Comcast Class A	65,040	2,394,121
†DIRECTV Group	108,090	2,127,211
Dow Chemical	23,460	914,471
Gap	41,810	792,300
†Interpublic Group	951	9,415
Merck & Co.	19,840	831,296
†Millipore	14,100	864,330
Morgan Stanley	10,420	759,722
News Class A	116,910	2,297,281
†Oracle	69,700	1,236,478
Pfizer	77,510	2,198,184
†Seagate Technology	69,750	1,610,528
Target	29,960	1,655,290
†Tenet Healthcare	82,800	673,992
Time Warner	85,990	1,567,598
†Viacom Class B	35,400	1,316,172
		32,695,142
Total Common Stock (cost $107,703,455)		143,665,402

Total Market Value of Securities Before Securities Lending Collateral - 94.67%
(cost $107,703,455)		143,665,402

	Principal
	Amount (U.S. $)
Securities Lending Collateral** - 3.89%
Short-Term Investments - 3.89%
CitiBank Investors Principal Preservation Trust I, 5.30%	$5,902,525	5,902,525
Total Securities Lending Collateral (cost $5,902,525)		5,902,525

Total Market Value of Securities - 98.56%
(cost $113,605,980)		149,567,927©
Obligation to Return Securities Lending Collateral** - (3.89%)		(5,902,525)
Receivables and Other Assets Net of Liabilities (See Notes) - 5.33%z		8,087,064
Net Assets Applicable to 5,324,907 Shares Outstanding - 100.00%		$151,752,466

†Non-income producing security for the period ended September 30, 2006.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $593,601 which represented 0.39% of the Portfolio’s net assets. See Note 7 in "Notes."
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $5,589,413 of securities loaned.
zOf this amount, $9,666,666 represents cash as of September 30, 2006.

Summary of Abbreviations:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc. - High Yield Bond Portfolio

September 30, 2006

	Number of	Market
	Shares	Value (U.S. $)

Common Stock- 1.14%
Chemicals - 0.25%
†Huntsman	3,000	$54,600
†Sterling Chemicals	1	13
		54,613
Containers & Packaging - 0.35%
†Crown Holdings	4,100	76,259
		76,259
Diversified Telecommunications Services - 0.23%
Windstream	3,700	48,803
		48,803
Oil, Gas & Consumable Fuel - 0.31%
Foundation Coal Holdings	2,110	68,301
		68,301
Total Common Stock (cost $247,026)		247,976

Preferred Stock- 0.10%
Media - 0.10%
ION Media Networks PIK 14.25%	2	20,418
		20,418
Real Estate Investment Trusts - 0.00%
HRPT Properties Trust 8.75%	25	648
		648
Total Preferred Stock (cost $16,884)		21,066

Convertible Preferred Stock- 0.38%
Real Estate Investment Trusts- 0.38%
#Mills 144A 6.75%, due 12/31/49	100	83,875
Total Convertible Preferred Stock (cost $78,750)		83,875

Rights and Warrants- 0.00%
Chemicals - 0.00%
†Sterling Chemicals Warrants expires 12/31/08	1	0
		0
Containers & Packaging - 0.00%
@†#Pliant Warrants 144A expires 6/01/10	20	0
		0
Media - 0.00%
†XM Satellite Ratio Warrants expires 3/15/2010	30	180
		180
Total Rights and Warrants (cost $0)		180

	Principal
	Value (U.S $)

Corporate Bonds- 82.42%
Aerospace & Defense - 2.00%
Argo-Tech 9.25% 6/1/11	$80,000	83,200
*DRS Technologies 7.625% 2/1/18	160,000	162,400
L-3 Communications
5.875% 1/15/15	90,000	85,500
*6.125% 1/15/14	80,000	77,600
Vought Aircraft Industries 8.00% 7/15/11	30,000	27,525
		436,225
Asset-Backed Securities - 1.69%
Continental Airlines
6.748% 3/15/17	16,805	16,385
6.795% 8/2/18	32,405	31,532
6.90% 1/2/17	16,431	15,757
7.566% 3/15/20	55,017	54,880
•@#Wachovia CRE CDO Series 2006-1A G 144A 6.74% 9/25/26	250,000	249,950
		368,504
Auto Components - 1.92%
America Axle & Manufacturing 5.25% 2/11/14	55,000	45,650
Cooper Standard Automotive 8.375% 12/15/14	140,000	102,900
Goodyear Tire & Rubber 9.00% 7/1/15	160,000	162,400
Lear
5.75% 8/1/14	15,000	92,288
8.11% 5/15/09	15,000	14,475
		417,713
Automobiles - 1.56%
*Ford Motor 7.45% 7/16/31	79,000	61,028
General Motors
7.20% 1/15/11	70,000	64,488
*8.375% 7/15/33	248,000	214,519
		340,035
Biotechnology - 0.45%
Select Medical Corp 7.625% 2/1/15	115,000	96,888
		96,888
Building Products - 0.99%
Nortek Holdings 8.50% 9/1/14	70,000	66,150
☆NTK Holdings 10.75% 3/1/14	218,000	150,420
		216,570
Capital Markets - 0.75%
Arch Western Finance 6.75% 7/1/13	170,000	163,200
		163,200
Chemicals - 4.99%
BCP Crystal US Holdings 9.625% 6/15/14	40,000	43,400
☆Crystal US Holdings 3
10.00% 10/1/14	20,000	16,050
10.50% 10/1/14	245,000	198,755
Equistar Chemicals
10.125% 9/1/08	80,000	84,700
10.625% 5/1/11	20,000	21,450
Hexion US Finance 9.00% 7/15/14	75,000	76,500
Huntsman International 10.125% 7/1/09	66,000	66,990
Johnsondiversey 9.625% 5/15/12	125,000	125,625
☆Johnsondiversey Holdings 10.67% 5/15/13	56,000	48,440
☆Koppers Holdings 9.875% 11/15/14	113,000	83,055
Lyondell Chemical
9.50% 12/15/08	23,000	23,661
11.125% 7/15/12	65,000	70,850
Nalco
7.75% 11/15/11	65,000	66,300
8.875% 11/15/13	155,000	161,588
		1,087,364
Commercial Services & Supplies - 0.98%
Buhrmann US 7.875% 3/1/15	90,000	86,625
Da-Lite Screen 9.50% 5/15/11	30,000	31,575
Geo Group 8.25% 7/15/13	95,000	95,000
		213,200
Construction & Engineering - 0.55%
Goodman Global Holdings 7.875% 12/15/12	125,000	119,063
		119,063
Consumer Finance - 6.10%
Ford Motor Credit
5.80% 1/12/09	170,000	161,843
6.625% 6/16/08	48,000	47,274
*7.00% 10/1/13	230,000	213,403
8.625% 11/1/10	65,000	64,752
*#Ford Motor Credit 144A 9.75% 9/15/10	210,000	216,820
General Motors Acceptance Corporation
*6.75% 12/1/14	441,000	430,527
6.875% 9/15/11	195,000	193,967
		1,328,586
Containers & Packaging - 3.54%
#Berry Plastics Holding 144A 8.875% 9/15/14	70,000	70,350
Graphic Packaging International
8.50% 8/15/11	10,000	10,225
*9.50% 8/15/13	105,000	107,363
Jefferson Smurfit Corp US 8.25% 10/1/12	245,000	234,588
Millar Western Forest Products 7.75% 11/15/13	75,000	62,250
Owens-Brockway Glass Containers 8.25% 5/15/13	235,000	240,874
Stone Container Finance 7.375% 7/15/14	50,000	45,500
		771,150
Diversified Consumer Services - 1.44%
#Education Management 144A
8.75% 6/1/14	70,000	70,700
10.25% 6/1/16	45,000	46,013
#Knowledge Learning 144A 7.75% 2/1/15	40,000	37,400
#Service Corporation International 144A
7.375% 10/1/14	45,000	45,281
*8.00% 6/15/17	120,000	114,900
		314,294
Diversified Telecommunications Services - 2.86%
Cincinnati Bell 8.375% 1/15/14	110,000	111,100
Citizens Communications 9.25% 5/15/11	80,000	88,200
*Hawaiian Telcom Communications
9.75% 5/1/13	65,000	66,788
12.50% 5/1/15	20,000	21,000
Qwest
7.875% 9/1/11	75,000	78,750
8.875% 3/15/12	140,000	152,775
Time Warner Telecommunication Holdings 9.25% 2/15/14	100,000	105,250
		623,863
Electric Utilities - 1.66%
Midwest Generation 8.75% 5/1/34	145,000	154,788
Mission Energy Holding 13.50% 7/15/08	85,000	94,881
Reliant Energy
6.75% 12/15/14	40,000	38,050
*9.25% 7/15/10	70,000	72,625
		360,344
Energy Equipment & Services - 1.08%
#Basic Energy Services 144A 7.125% 4/15/16	105,000	101,325
Gulfmark Offshore 7.75% 7/15/14	65,000	65,325
Hanover Compressor 9.00% 6/1/14	65,000	68,900
		235,550
Food & Staples Retailing - 0.69%
Couche-Tard US 7.50% 12/15/13	90,000	91,350
Jean Coutu Group 7.625% 8/1/12	55,000	57,819
		149,169
Food Products - 0.68%
B & G Foods 8.00% 10/1/11	60,000	61,500
*Michael Foods 8.00% 11/15/13	85,000	86,700
		148,200
Gas Utilities - 0.19%
Transcontinental Gas Pipe Line 7.00% 8/15/11	40,000	41,000
		41,000
Health Care Equipment & Supplies - 0.51%
☆CDRV Investors 9.625% 1/1/15	150,000	111,000
		111,000
Health Care Providers & Services - 5.81%
DaVita
6.625% 3/15/13	40,000	39,050
*7.25% 3/15/15	95,000	93,338
Extendicare Health Services 6.875% 5/1/14	70,000	74,900
HCA
*6.375% 1/15/15	395,000	318,962
7.875% 2/1/11	210,000	200,812
8.75% 9/1/10	35,000	35,350
#Healthsouth 144A 10.75% 6/15/16	105,000	107,231
Omnicare 6.875% 12/15/15	125,000	121,406
Triad Hospitals 7.00% 11/15/13	60,000	58,275
US Oncology 10.75% 8/15/14	95,000	104,025
Vanguard Health Holding 9.00% 10/1/14	115,000	111,550
		1,264,899
Hotels, Restaurants & Leisure - 7.12%
*Boyd Gaming Corp 6.75% 4/15/14	110,000	107,525
Denny's 10.00% 10/1/12	50,000	51,750
#Greektown Holdings 144A 10.75% 12/1/13	75,000	79,125
Harrah’s Operating 5.75% 10/1/17	40,000	36,582
Majestic Star Casino 9.75% 1/15/11	65,000	63,294
Mandalay Resorts Group 9.375% 2/15/10	60,000	64,125
MGM Mirage
5.875% 2/27/14	30,000	27,788
6.75% 4/1/13	65,000	63,863
*6.875% 4/1/16	55,000	53,075
8.375% 2/1/11	155,000	161,594
8.50% 9/15/10	85,000	90,419
Pinnacle Entertainment 8.25% 3/15/12	60,000	60,750
#Pokagon Gaming Authority 144A 10.375% 6/15/14	45,000	47,981
Six Flags
8.875% 2/1/10	65,000	62,238
9.75% 4/15/13	85,000	76,500
Station Casinos 6.50% 2/1/14	245,000	229,380
*Trump Entertainment Resorts 8.50% 6/1/15	145,000	138,656
Wynn Las Vegas 6.625% 12/1/14	140,000	135,800
		1,550,445
Household Durables - 0.86%
Blount 8.875% 8/1/12	65,000	64,838
Interface
9.50% 2/1/14	10,000	10,300
10.375% 2/1/10	55,000	59,950
Jarden 9.75% 5/1/12	50,000	52,750
		187,838
Independent Power Producers & Traders - 1.95%
#Edison Mission Energy 144A 7.75% 6/15/16	45,000	45,563
Mirant North America 7.375% 12/31/13	90,000	90,113
NRG Energy 7.375% 2/1/16	290,000	288,187
		423,863
Insurance - 0.65%
#UnumProvident Finance 144A 6.85% 11/15/15	138,000	141,622
		141,622
Internet Software & Services - 0.26%
#Hughes Network Systems 144A 9.50% 4/15/14	55,000	56,650
		56,650
IT Services - 1.15%
Iron Mountain
7.75% 1/15/15	45,000	45,000
*8.625% 4/1/13	35,000	35,788
Sungard Data Systems 10.25% 8/15/15	165,000	169,950
		250,738
Leisure Equipment & Products - 0.32%
#Steinway Musical 144A 7.00% 3/1/14	70,000	68,600
		68,600
Machinery - 3.08%
#Amsted Industries 144A 10.25% 10/15/11	100,000	107,000
Case 7.25% 1/15/16	50,000	50,438
Case New Holland
7.125% 3/1/14	160,000	160,600
9.25% 8/1/11		35,000
37,100
*Graham Packaging 9.875% 10/15/14	140,000	137,550
Milacron Escrow 11.50% 5/15/11	70,000	66,500
#RBS Global and Rexnord 144A
9.50% 8/1/14		75,000
76,125
11.75% 8/1/16	35,000	36,050
		671,363
Media - 9.52%
Albritton Communications 7.75% 12/15/12	131,000	131,982
AMC Entertainment
9.50% 2/1/11	79,000	78,901
11.00% 2/1/16	45,000	49,050
American Media Operations 8.875% 1/15/11	80,000	70,200
#Barrington Broadcasting Group 144A 10.50% 8/15/14	65,000	63,375
*Cablevision Systems 8.00% 4/15/12	55,000	55,688
CCH I Holdings 11.00% 10/1/15	255,000	232,049
CCO Holdings 8.75% 11/15/13	30,000	30,188
Charter Communications Holdings 10.25% 9/15/10	165,000	168,299
#CSC Holdings 144A 6.75% 4/15/12	55,000	54,794
☆Dex Media
9.00% 11/15/13	205,000	172,712
9.00% 11/15/13	100,000	84,250
Echostar DBS 6.375% 10/1/11	105,000	102,244
Granite Broadcasting 9.75% 12/1/10	70,000	64,750
☆Marquee Holdings 12.00% 8/15/14	60,000	45,900
Mediacom 9.50% 1/15/13	100,000	102,250
Medianews Group 6.875% 10/1/13	110,000	101,750
•#Paxson Communications 144A 11.757% 1/15/13	110,000	110,825
Primedia
8.25% 5/15/13	30,000	27,225
8.875% 5/15/11	90,000	87,975
RH Donnelley 8.875% 1/15/16	120,000	120,300
XM Satellite Radio 9.75% 5/1/14	75,000	71,625
Young Broadcasting 10.00% 3/1/11	50,000	46,688
		2,073,020
Metals & Mining - 0.62%
Chaparral Steel 10.00% 7/15/13	75,000	83,625
#PNA Group 144A 10.75% 9/1/16	50,000	51,375
		135,000
Mortgage Backed Securities - 1.21%
•Asset Securitization Corporation
Series 1996-MD6 A7 8.294% 11/13/29	100,000	104,446
# Series 1996-MD6 B1 144A 8.50% 11/13/29	100,000	96,684
First Union National Bank Commercial Mortgage Series 2000-C2 H
6.75% 10/15/32	40,000	41,346
•#Morgan Stanley Capital I 2004-RR FX 144A 1.493% 4/28/39	335,672	22,011
		264,487
Multiline Retail - 0.49%
Neiman Marcus
9.00% 10/15/15	65,000	69,063
*10.375% 10/15/15	35,000	37,800
		106,863
Office Electronics - 0.87%
Xerox 7.625% 6/15/13	180,000	189,000
		189,000
Oil, Gas & Consumable Fuels - 7.50%
AmeriGas Partners 7.125% 5/20/16	55,000	54,175
ANR Pipeline 9.625% 11/1/21	55,000	67,745
Atlas Pipeline 8.125% 12/15/15	60,000	61,050
Chesapeake Energy
6.375% 6/15/15	175,000	167,124
6.875% 1/15/16	155,000	151,512
7.00% 8/15/14	57,000	56,359
Colorado Interstate Gas 5.95% 3/15/15	50,000	47,816
El Paso 7.00% 5/15/11	120,000	120,750
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	130,000	133,575
El Paso Production Holding 7.75% 6/1/13	100,000	102,250
#Hilcorp Energy 144A 9.00% 6/1/16	65,000	67,113
Massey Energy 6.875% 12/15/13	180,000	162,899
Newfield Exploration 6.625% 9/1/14	150,000	146,813
Peabody Energy 5.875% 4/15/16	90,000	82,575
Quicksilver Resources 7.125% 4/1/16	110,000	104,225
Whiting Petroleum 7.00% 2/1/14	65,000	63,375
Williams 7.125% 9/1/11	43,000	44,075
		1,633,431
Paper & Forest Products - 1.28%
Buckeye Technologies
8.00% 10/15/10	25,000	24,000
8.50% 10/1/13	125,000	125,312
#Verso Paper Holdings 144A
9.125% 8/1/14	45,000	45,281
11.375% 8/1/16	85,000	84,363
		278,956
Personal Products - 0.53%
Playtex Products 9.375% 6/1/11	60,000	62,700
Revlon Consumer Products 9.50% 4/1/11	60,000	53,100
		115,800
Pharmaceuticals - 0.52%
Warner Chilcott 8.75% 2/1/15	110,000	113,850
		113,850
Road & Rail - 0.55%
#Hertz 144A 8.875% 1/1/14	115,000	120,463
		120,463
Specialty Retail - 1.08%
*GSC Holdings 8.00% 10/1/12	115,000	118,450
Payless Shoesource 8.25% 8/1/13	60,000	61,050
#Visant Holding 144A 8.75% 12/1/13	55,000	55,344
		234,844
Textiles, Apparel & Luxury Goods - 0.76%
Levi Strauss
9.75% 1/15/15	35,000	36,313
12.25% 12/15/12	50,000	55,750
Samsonite 8.875% 6/1/11	70,000	73,325
		165,388
#Tobacco - 0.52%
Reynolds America 144A
7.25% 6/1/12	60,000	61,716
7.30% 7/15/15	50,000	51,118
		112,834
Wireless Telecommunciation Services - 1.14%
Centennial Cellular Operating 10.125% 6/15/13	40,000	42,500
Centennial Communications 10.00% 1/1/13	15,000	15,188
Rural Cellular 9.875% 2/1/10	70,000	72,975
#Windstream 144A 8.625% 8/1/16	110,000	117,700
		248,363
Total Corporate Bonds (cost $17,941,132)		17,950,235
Foreign Bonds- 7.76%
Commercial Services & Supplies - 0.36%
Stena AB 7.00% 12/1/16	83,000	78,228
		78,228
Communications Equipment - 0.55%
Northern Telecommunications 6.875% 9/1/23	35,000	28,875
#Nortel Networks 144A 10.75% 7/15/16	85,000	90,950
		119,825
Containers & Packaging - 0.79%
JSG Funding 7.75% 4/1/15	10,000	9,450
#JSG Holding PIK 144A 11.50% 10/1/15	124,320	162,367
		171,817
Diversified Financial Services - 0.34%
MDP Acquisitions 9.625% 10/1/12	70,000	73,850
		73,850
Diversified Telecommunications Services - 1.12%
#Nordic Telephone Holdings 144A 8.875% 5/1/16	95,000	99,869
#Wind Acquisition Finance 144A 10.75% 12/1/15	130,000	143,487
		243,356
Electric Utilities - 0.45%
Empresa Nacional de Electricidad 8.35% 8/1/13	60,000	67,319
Enersis 7.375% 1/15/14	29,000	30,824
		98,143
Electronic Equipment & Instruments - 0.20%
Flextronics International 6.50% 5/15/13	45,000	44,550
		44,550
Foreign Governments - 0.21%
Republic of Brazil 8.875% 10/14/19	20,000	23,720
Russian Federation 12.75% 6/24/28	12,000	21,534
		45,254
Industrial Conglomerates - 0.48%
*#Nell AF SARL 144A 8.375% 8/15/15	105,000	104,213
		104,213
Metals & Mining - 0.37%
#FMG Finance 144A 10.625% 9/1/16	85,000	81,600
		81,600

Road & Rail - 0.61%
Grupo Transportacion Ferroviaria Mexicana SA DE CV 9.375% 5/1/12	100,000	106,000
Grupo Transportacion Ferroviaria Mexicana SA DE CV 12.50% 6/15/12	25,000	27,500
		133,500
Semiconductors & Semiconductor Equipment - 0.47%
*MagnaChip Semiconductor 8.00% 12/15/14	10,000	6,075
*#Sensata Technologies BV 144A 8.00% 5/1/14	100,000	97,250
		103,325
Wireless Telecommunciation Services - 1.80%
#Intelsat Bermuda 144A
9.25% 6/15/16	60,000	63,075
11.25% 6/15/16	20,000	21,250
☆Intelsat Intermediate Holding 9.25% 2/1/15	85,000	61,625
Intelsat Subsidiary Holding 8.625% 1/15/15	95,000	97,137
Rogers Wireless
6.375% 3/1/14	85,000	84,681
7.50% 3/15/15	60,000	64,050
		391,818
Total Foreign Bonds (cost $1,672,248)		1,689,479
Short-Term Investments - 6.28%
Falcon Asset Securitization 5.36% 10/2/06	497,000	496,926
Jupiter Securitization 5.36% 10/2/06	872,000	871,870
Total Short-Term Investments (cost $1,368,796)		1,368,796
Total Market Value of Securities Before Securities Lending Collateral - 98.08%
(cost $21,324,836)		21,361,607

Securities Lending Collateral** - 14.41%
Short-Term Investments - 14.41%
Citibank Investors Principal Preservation Trust I, 5.30%	3,137,360	3,137,360
Total Securities Lending Collateral (cost $3,137,360)		3,137,360

Total Market Value of Securities - 112.49%
(cost $24,462,196)		24,498,967©
Obligation to Return Securities Lending Collateral** - (14.41%)		(3,137,360)
Receivables and Other Assets Net of Liabilities (See Notes) - 1.92%		417,416
Net Assets Applicable to 2,805,404 Shares Outstanding - 100.00%		$21,779,023

†Non-income producing security for the period ended September, 2006.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $3,064,158 of securities loaned.
@Illiquid security. At September 30, 2006, the aggregate amount of illiquid securities equaled $249,950, which represented 1.15% of the Portfolio’s net assets. See Note7 in “Notes.”
•Variable rate security. The interest rate shown is the rate as of September 30, 2006.
☆Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $3,802,359, which represented 17.46% of the Portfolio’s net assets. See Note 7 in "Notes."

Summary of Abbreviations
CDO - Collateralized Debt Obligation
EUR - European Monetary Unit
PIK - Pay-in-kind
USD - United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2006:

Foreign Currency Exchange Contracts1

			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Appreciation
EUR (84,569)	USD 109,013	10/20/06	$1,653
			$1,653

1See Note 4 in ”Notes.”

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Balanced Portfolio

September 30, 2006

	Number of	Market
	Shares	Value (U.S.$)
Common Stock- 66.75%
Air Freight & Logistics - 0.59%
United Parcel Service Class B	5,700	$410,058
		410,058
Airlines - 0.38%
Southwest Airlines	15,800	263,228
		263,228
Auto Components - 0.54%
*Borg Warner	6,600	377,322
		377,322
Beverages - 0.79%
Coca-Cola	12,400	554,032
		554,032
Building Products - 0.55%
*American Standard	9,100	381,927
		381,927
Capital Markets - 1.76%
*Merrill Lynch	8,200	641,404
State Street	9,400	586,560
		1,227,964
Chemicals - 1.20%
duPont (E.I.) deNemours	19,500	835,380
		835,380
Commercial Banks - 0.94%
PNC Financial Services Group	3,800	275,272
*Synovus Financial	12,900	378,873
		654,145
Commercial Services & Supplies - 1.87%
Avery Dennison	6,500	391,105
Pitney Bowes	8,500	377,145
Waste Management	14,610	535,895
		1,304,145
Communications Equipment - 1.00%
*Motorola	27,975	699,375
		699,375
Computers & Peripherals - 1.48%
International Business Machines	10,485	859,141
*†Sun Microsystems	35,000	173,950
		1,033,091
Diversified Financial Services - 4.94%
Bank of America	31,024	1,661,955
*Citigroup	27,786	1,380,131
JPMorgan Chase	8,572	402,541
		3,444,627
Diversified Telecommunications Services - 3.31%
*AT&T	55,000	1,790,800
Verizon Communications	14,000	519,820
		2,310,620
Electric Utilities - 2.21%
*Exelon	16,000	968,640
PPL	12,300	404,670
Progress Energy	3,700	167,906
		1,541,216
Electronic Equipment & Instruments - 0.47%
*†Avnet	16,700	327,654
		327,654
Energy Equipment & Services - 0.59%
Schlumberger	6,600	409,398
		409,398
Food & Staples Retailing - 1.87%
Sysco	14,900	498,405
Wal-Mart Stores	16,300	803,916
		1,302,321
Food Products - 1.73%
*Bunge Limited	6,800	394,060
Tyson Foods Class A	18,200	289,016
Unilever NV	21,300	522,702
		1,205,778
Health Care Equipment & Supplies - 0.80%
Medtronic	12,100	561,924
		561,924
Hotels, Restaurants & Leisure - 1.47%
Harrah's Entertainment	4,000	265,720
McDonald's	19,400	758,928
		1,024,648
Household Durables - 0.38%
Whirlpool	3,200	269,152
		269,152
Household Products - 0.85%
Kimberly-Clark	9,000	588,240
		588,240
Industrial Conglomerates - 2.08%
General Electric	41,200	1,454,360
		1,454,360
Insurance - 3.95%
ACE Limited	12,200	667,706
*Allstate	8,200	514,386
American International Group	9,600	636,096
Hartford Financial Services Group	6,600	572,550
*Municipal Bond Insurance Association	6,000	368,640
		2,759,378
IT Services - 0.47%
First Data	7,800	327,600
		327,600
Machinery - 2.06%
*Deere & Company	8,700	730,017
Illinois Tool Works	7,300	327,770
Parker-Hannifin	4,900	380,877
		1,438,664
Media - 2.80%
CBS Class B	15,100	425,367
†Comcast Class A	17,900	659,615
*New York Times Class A	10,800	248,184
†Viacom Class B	11,400	423,852
Warner Music Group	7,600	197,220
		1,954,238
Metals & Mining - 1.75%
*Alcoa	23,500	658,940
*Newmont Mining	6,000	256,500
Rio Tinto ADR	1,600	303,408
		1,218,848
Multiline Retail - 0.37%
Family Dollar Stores	8,800	257,312
		257,312
Multi-Utilities & Unregulated Power - 0.79%
*Dominion Resources	7,200	550,728
		550,728
Office Electronics - 0.66%
†Xerox	29,700	462,132
		462,132
Oil, Gas & Consumable Fuel - 10.31%
BP ADR	6,160	403,973
Cameco	10,400	380,328
Chevron	22,900	1,485,294
ConocoPhillips	11,769	700,609
EnCana	11,278	526,570
*Exxon Mobil	33,425	2,242,818
*Total ADR	17,100	1,127,574
XTO Energy	7,700	324,401
		7,191,567
Paper & Forest Products - 1.59%
International Paper	10,200	353,226
Weyerhaeuser	12,300	756,819
		1,110,045
Pharmaceuticals - 5.66%
Abbott Laboratories	19,800	961,488
Bristol-Myers Squibb	28,200	702,744
Lilly (Eli)	18,200	1,037,400
Schering-Plough	37,500	828,375
Wyeth	8,300	421,972
		3,951,979
Road & Rail - 0.55%
Canadian National Railway	9,194	385,596
		385,596
Semiconductors & Semiconductor Equipment - 0.37%
*KLA-Tencor	5,800	257,926
		257,926
Software - 1.04%
*Microsoft	26,525	724,928
		724,928
Thrifts & Mortgage Finance - 0.73%
Freddie Mac	7,700	510,741
		510,741
Tobacco - 1.31%
Altria Group	11,900	910,945
		910,945
Wireless Telecommunication Services - 0.54%
Sprint Nextel	21,800	373,870
		373,870
Total Common Stock (cost $39,775,095)		46,567,102
	Principal
	Amount (U.S.$)
Corporate Bonds- 13.02%
Aerospace & Defense - 0.07%
Raytheon 5.375% 4/1/13	$50,000	50,011
		50,011
Asset-Backed Securities - 1.01%
Capital Auto Receivables Asset Trust Series 2003-1 A4A 3.10% 6/15/10	193,215	193,048
Capital One Master Trust Series 2001-8A A 4.60% 8/17/09	200,000	199,966
CarMax Auto Owner Trust Series 2005-1 A4 4.35% 3/15/10	100,000	98,708
Onyx Acceptance Auto Trust Series 2003-C A4 2.66% 5/17/10	107,784	106,530
USAA Auto Owner Trust Series 2004-1 A3 2.06% 4/15/08	27,752	27,644
WFS Financial Owner Trust Series 2004-2 A4 3.54% 11/21/11	80,000	78,768
		704,664
Automobiles - 0.12%
DaimlerChrysler 8.00% 6/15/10	75,000	80,627
		80,627
Beverages - 0.43%
Anheuser-Busch 6.00% 4/15/11	64,000	66,224
Coca-Cola Enterprises 6.125% 8/15/11	92,000	95,849
#Miller Brewing 144A 5.50% 8/15/13	75,000	74,293
#Pepsi Bottling 144A 5.625% 2/17/09	65,000	65,729
		302,095
Capital Markets - 0.62%
Credit Suisse First Boston USA 3.875% 1/15/09	170,000	165,430
Mellon Funding 5.00% 12/1/14	75,000	73,147
Merrill Lynch 6.00% 2/17/09	75,000	76,245
Morgan Stanley 4.75% 4/1/14	125,000	118,873
		433,695
Chemicals - 0.07%
Monsanto 5.50% 8/15/25	50,000	47,958
		47,958
Commercial Banks - 0.37%
Bank of America 4.75% 8/15/13	100,000	96,709
BB&T 4.90% 6/30/17	30,000	28,459
U.S. Bank 5.70% 12/15/08	60,000	60,781
Wachovia 5.25% 8/1/14	75,000	74,173
		260,122
Computers & Peripherals - 0.14%
Hewlett-Packard 3.625% 3/15/08	99,000	96,689
		96,689
Consumer Finance - 0.07%
International Lease Finance 5.00% 4/15/10	50,000	49,308
		49,308
Containers & Packaging - 0.07%
#Sealed Air 144A 6.875% 7/15/33	50,000	50,391
		50,391
Diversified Financial Services - 0.68%
CIT Group 5.60% 4/27/11	50,000	50,469
Citigroup
5.00% 9/15/14	112,000	109,118
6.625% 6/15/32	121,000	132,347
5.85% 12/11/34	50,000	50,410
#Erac USA Finance 144A 5.60% 5/1/15	50,000	49,435
JPMorgan Chase 6.75% 2/1/11	75,000	79,315
		471,094
Diversified Telecommunications Services - 0.16%
BellSouth 4.75% 11/15/12	65,000	62,010
SBC Communications 5.10% 9/15/14	15,000	14,493
Verizon Maryland 5.125% 6/15/33	42,000	34,062
		110,565
Electric Utilities - 0.12%
America Electric Power 5.375% 3/15/10	33,000	33,005
PPL Energy Supply 6.20% 5/15/16	50,000	51,666
		84,671
Energy Equipment & Services - 0.15%
Halliburton 5.50% 10/15/10	50,000	50,304
Smith International 6.00% 6/15/16	50,000	51,138
		101,442
Food & Staples Retailing - 0.23%
CVS 6.125% 8/15/16	35,000	35,816
Fred Meyer 7.45% 3/1/08	43,000	44,142
Wal-Mart Stores 6.875% 8/10/09	75,000	78,542
		158,500
Food Products - 0.30%
Bunge Limited Finance 5.10% 7/15/15	35,000	32,623
Kraft Foods
6.25% 6/1/12	50,000	52,003
6.50% 11/1/31	100,000	107,935
Tyson Foods 6.85% 4/1/16	15,000	15,445
		208,006
Health Care Providers & Services - 0.22%
Aetna 6.00% 6/15/16	50,000	51,423
Quest Diagnostic 5.125% 11/1/10	50,000	49,501
UnitedHealth Group 5.20% 1/17/07	50,000	49,963
		150,887
Hotels, Restaurants & Leisure - 0.22%
Harrah’s Operating 6.50% 6/1/16	45,000	44,113
Marriott International 6.20% 6/15/16	50,000	50,906
Yum Brands 8.875% 4/15/11	50,000	56,535
		151,554
Household Durables - 0.20%
D.R. Horton 6.50% 4/15/16	50,000	49,062
Mohawk Industries 7.20% 4/15/12	40,000	41,811
Pulte Homes 6.25% 2/15/13	50,000	50,480
		141,353
Independent Power Producers & Traders - 0.18%
*Duke Energy 4.20% 10/1/08	75,000	73,434
TXU Energy 7.00% 3/15/13	50,000	52,494
		125,928
Insurance - 1.02%
Ace INA Holdings 5.875% 6/15/14	75,000	75,717
Allstate 6.75% 5/15/18	50,000	54,273
#American International Group, SunAmerica Global Financing IX 144A 5.10% 1/17/07	130,000	129,884
AXA Financial 7.00% 4/1/28	50,000	55,606
Berkshire Hathaway 3.375% 10/15/08	95,000	91,766
Everest Reinsurance Holdings 5.40% 10/15/14	25,000	24,377
Hartford Financial Services Group 4.75% 3/1/14	75,000	71,590
MetLife 5.00% 6/15/15	50,000	48,406
Navigators Group 7.00% 5/1/16	9,000	9,194
Prudential Financial 4.50% 7/15/13	75,000	71,105
St. Paul Travelers 8.125% 4/15/10	75,000	81,684
		713,602
Media - 0.90%
CBS 5.625% 8/15/12	50,000	49,444
Comcast Cable Communications 6.75% 1/30/11	52,000	54,630
Cox Communications 7.125% 10/1/12	50,000	53,286
EchoStar DBS 5.75% 10/1/08	173,000	171,486
News America 7.625% 11/30/28	50,000	55,143
*Time Warner 7.70% 5/1/32	179,000	199,896
#Viacom 144A 6.25% 4/30/16	47,000	46,588
		630,473
Mortgage-Backed Securities - 3.68%
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6 A6 4.825% 11/11/41	150,000	144,931
•Series 2005-T18 A4 4.933% 2/13/42	100,000	97,302
Chase Commercial Mortgage Securities Series 1998-2 A2 6.39% 11/18/30	187,245	190,823
•Citigroup Mortgage Loan Trust
Series 2005-10 1A2A 5.728% 12/25/35	79,609	79,711
Series 2006-AR1 1A1 4.90% 10/25/35	105,389	104,109
•◆Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB1 1A1
5.398% 3/20/36	132,911	132,478
Credit Suisse First Boston Mortage Securities Series 2003-C3 A5 3.936% 5/15/38	200,000	185,594
Credit Suisse Mortgage Capital Certificates Series 2006-C4 A3 5.467% 9/15/39	165,000	166,095
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	200,000	200,114
Series 2005-GG3 A4 4.799% 8/10/42	100,000	96,440
•Goldman Sachs Mortgage Securities II Series 2004-GG2 A6 5.396% 8/10/38	150,000	150,445
•IMPAC Trust Series 2005-4 1M1 5.76% 5/25/35	70,283	70,408
•JPMorgan Mortgage Trust Series 2006-A6 4A1 5.254% 10/25/36	170,000	168,864
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4
6.462% 3/15/31	140,000	148,013
•Merrill Lynch Credit Corporation Mortgage Investors Series 2006-1 2A1
5.407% 2/25/36	119,211	118,745
Morgan Stanley Capital I Series 1999-WF1 A2 6.21% 11/15/31	114,933	116,582
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30	210,000	213,524
Prudential Commercial Mortgage Trust Series 2003-PWR1 A2 4.49% 2/11/36	200,000	191,843
		2,576,021
Multiline Retail - 0.17%
*Federated Department Stores 6.90% 4/1/29	50,000	51,036
Target 5.50% 4/1/07	70,000	70,043
		121,079
Multi-Utilities & Unregulated Power - 0.24%
MidAmerican Energy Holdings 3.50% 5/15/08	91,000	88,469
Pacific Gas & Electric
*4.20% 3/1/11	56,000	53,712
6.05% 3/1/34	24,000	24,139
		166,320
Oil, Gas & Consumable Fuel - 0.21%
Devon Financing 6.875% 9/30/11	50,000	53,211
Kinder Morgan Energy Partners 5.00% 12/15/13	50,000	47,488
XTO Energy 4.90% 2/1/14	50,000	47,579
		148,278
Paper & Forest Products - 0.11%
Weyerhaeuser 7.375% 3/15/32	75,000	77,691
		77,691
Pharmaceuticals - 0.08%
Wyeth 6.50% 2/1/34	50,000	53,970
		53,970
Real Estate Invesment Trusts - 0.50%
Archstone-Smith Trust 5.75% 3/15/16	50,000	50,387
AvalonBay Communities 5.50% 1/15/12	50,000	50,258
Colonial Realty 6.05% 9/1/16	25,000	25,236
Developers Diversified Realty 5.375% 10/15/12	50,000	49,488
ERP Operating 5.125% 3/15/16	50,000	48,300
Health Care Property Investors 6.30% 9/15/16	25,000	25,167
Reckson Operating 6.00% 3/31/16	20,000	20,179
Regency Centers 5.25% 8/1/15	30,000	29,105
Simon Property Group 5.875% 3/1/17	50,000	50,516
		348,636
Road & Rail - 0.07%
CSX 5.30% 2/15/14	50,000	49,554
		49,554
Specialty Retail - 0.08%
Staples
7.125% 8/15/07	10,000	10,118
7.375% 10/1/12	40,000	43,805
		53,923
Thrift & Mortgage Finance - 0.26%
Countrywide Home Loan 2.875% 2/15/07	180,000	178,373
		178,373
Tobacco - 0.08%
Altria Group 7.00% 11/4/13	50,000	54,516
		54,516
Wireless Telecommunication Services - 0.19%
New Cingular Wireless Services 7.50% 5/1/07	76,000	76,883
Sprint Capital 8.375% 3/15/12	50,000	56,039
		132,922
Total Corporate Bonds (cost $9,181,515)		9,084,918

Foreign Bonds- 0.95%
Commercial Banks - 0.11%
#HBOS 144A 6.00% 11/1/33	75,000	77,178
		77,178
Diversified Telecommunications Services - 0.15%
France Telecom 7.75% 3/1/11	75,000	82,169
Telecom Italia Capital 6.00% 9/30/34	25,000	22,351
		104,520
Foreign Governments - 0.08%
Mexico Government International Bond 6.75% 9/27/34	35,000	37,153
Republic of South Africa 6.50% 6/2/14	15,000	15,750
		52,903
Industrial Conglomerates - 0.10%
Tyco International Group 6.00% 11/15/13	70,000	72,438
		72,438
Media - 0.29%
British Sky Broadcasting Group 6.875% 2/23/09	198,000	204,588
		204,588
Mortgage-Backed Securities - 0.14%
•#Aire Valley Mortgages Series 2004-1A 2A3 144A 5.57% 9/20/34	100,000	100,080
		100,080
Real Estate Investment Trust - 0.04%
#Westfield Group 144A 5.40% 10/1/12	25,000	24,951
		24,951
Road & Rail - 0.04%
Canadian National Railway 5.80% 6/1/16	25,000	25,870
		25,870
Total Foreign Bonds (cost $664,120)		662,528

Government & Agency Obligations- 17.98%
Agency CMO - 0.00%
GNMA Series 2005-74 HC 7.50% 9/16/35	1,204	1,252
		1,252
Mortgage-Backed Securities - 11.38%
Fannie Mae
4.667% 4/1/14	420,568	408,458
4.778% 2/1/14	331,771	324,766
5.636% 12/1/11	188,023	191,600
5.923% 11/1/11	117,296	120,589
6.00% 3/1/12	109,948	111,241
111,241
Fannie Mae S.F. 15yr
5.00% 1/1/19	387,782	382,358
5.00% 1/1/19	237,064	233,594
5.00% 3/1/19	36,290	35,709
5.00% 4/1/19	345,658	340,129
5.00% 6/1/19	263,902	259,681
5.00% 6/1/19	722,244	710,692
5.50% 1/1/19	291,764	292,270
5.50% 7/1/19	170,835	170,975
6.50% 4/1/18	119,026	121,682
6.50% 9/1/14	118,910	121,565
Fannie Mae S.F. 15 yr TBA 6.00% 10/1/21	535,000	543,025
Fannie Mae S.F. 30 yr
5.00% 3/1/34	572,456	552,011
5.00% 11/1/35	494,121	475,106
5.50% 6/1/34	306,551	302,595
5.50% 12/1/34	144,663	142,796
Fannie Mae S.F. 30yr TBA 6.50% 10/25/36	400,000	407,250
Freddie Mac S.F. 15 yr
5.50% 9/1/19	346,799	347,042
6.00% 8/1/11	131,915	132,496
GNMA S.F 30 yr
5.00% 2/15/35	124,640	121,122
5.00% 4/15/35	115,265	112,011
5.50% 5/15/34	139,318	138,503
6.00% 3/15/34	80,952	82,046
6.00% 8/15/34	244,083	247,382
6.50% 11/15/31	140,155	144,004
7.00% 11/15/32	156,475	161,582
GNMA S.F. 30 yr TBA 6.50% 10/1/36	200,000	205,062
		7,939,342
Thrift & Mortgage Finance - 0.38%
Fannie Mae 5.00% 1/15/07	225,000	224,774
Freddie Mac 5.75% 3/15/09	36,000	36,654
		261,428
U.S. Treasury Bills, Bonds, and Notes - 6.22%
U S Treasury Bonds
*6.25% 8/15/23	552,000	640,881
*7.25% 8/15/22	355,000	449,325
U.S. Treasury Inflation Index Notes 2.375% 4/15/11	666,354	667,057
U.S. Treasury Notes
3.75% 3/31/07	350,000	347,799
*3.875% 5/15/10	550,000	537,045
*4.25% 8/15/13	1,125,000	1,101,268
6.00% 8/15/09	314,000	325,468
9.25% 2/15/16	200,000	269,188
		4,338,031
Total Government & Agency Obligations (cost $12,631,520)		12,540,053

Total Market Value of Securities Before Securities Lending Collateral - 98.70%
(cost $62,252,250)		68,854,601

Securities Lending Collateral** - 22.87%
Short-Term Investments - 22.87%
Citibank Investors Principal Preservation Trust I, 5.30%	15,954,181	15,954,181
Total Securities Lending Collateral (cost $15,954,181)		15,954,181
Total Market Value of Securities - 121.57%
(cost $78,206,431)		84,808,782©
Obligation to Return Securities Lending Collateral** - (22.87%)		(15,954,181)
Receivables and Other Assets Net of Liabilities (See Notes) - 1.30%		906,729
Net Assets Applicable to 4,768,068 Shares Outstanding - 100.00%		$69,761,330

†Non-income producing security for the period ended September 30, 2006.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $15,519,814 of securities loaned.
•Variable rate security. The interest rate shown is the rate as of September 30, 2006.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $618,529, which represented 0.89% of the Portfolio’s net assets. See Note 7 in "Notes."

Summary of Abbreviations:
ADR - American Depositary Receipts
CMO - Collateralized Mortgage Obligation
GNMA - Insured by Government National Mortgage Association
TBA - To be announced
S.F. - Single Family
yr - year

Schedule of Investments (Unaudited)

Jefferson Pilot Variable Fund, Inc.-Money Market Portfolio

September 30, 2006

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
Commercial Paper- 100.19%
Aerospace & Defense - 0.65%
≥United Technologies 5.35% 10/2/06	$512,000	$511,924
		511,924
Air Freight & Logistics - 4.38%
United Parcel Service 5.18% 10/2/06	3,438,000	3,437,505
		3,437,505
Beverages - 0.66%
≥Coca Cola Enterprises 5.21% 10/4/06	518,000	517,775
		517,775
Capital Markets - 5.99%
Merrill Lynch 5.21% 10/19/06	3,472,000	3,462,955
Morgan Stanley 5.25% 10/16/06	1,237,000	1,234,294
		4,697,249
Chemicals - 4.27%
≥E.I du Pont de Nemours
5.19% 10/30/06	2,516,000	2,505,481
5.20% 10/17/06	844,000	842,049
		3,347,530
Commercial Banks - 21.28%
Abbey National 5.25% 12/26/06	3,190,000	3,150,608
ABN AMRO Bank 5.24% 12/8/06	2,768,000	2,741,057
≥Depfa Bank
5.24% 12/15/06	2,064,000	2,041,811
5.26% 11/22/06	835,000	828,662
Dexia Delaware 5.25% 10/23/06	1,942,000	1,935,775
HBOS
5.25% 12/6/06	459,000	454,666
5.32% 11/7/06	3,000,000	2,983,597
Societe Generale 5.34% 11/1/06	2,571,000	2,559,178
		16,695,354
Consumer Finance - 8.35%
American Express 5.25% 10/16/06	3,200,000	3,193,000
American General Finance 5.21% 5/1/07	3,461,000	3,355,172
		6,548,172
Diversified Financial Services - 8.45%
Citigroup Funding
5.31% 10/6/06	3,333,000	3,330,542
5.36% 10/16/06	138,000	137,692
General Electric Capital 5.36% 10/2/06	3,163,000	3,162,529
		6,630,763
Diversified Telecommunications Services - 4.38%
≥BellSouth 5.23% 10/18/06	3,446,000	3,437,489
		3,437,489
Electric Utilities - 4.27%
Florida Power & Light 5.23% 10/5/06	3,349,000	3,347,054
		3,347,054
Food & Staples Retailing - 4.28%
≥Wal-Mart Stores 5.21% 12/12/06	3,390,000	3,355,033
		3,355,033
Food Products - 8.55%
≥Cargill 5.23% 10/23/06	3,358,000	3,347,267
≥Nestle 5.21% 11/28/06	3,385,000	3,356,587
		6,703,854
Industrial Conglomerates - 3.05%
3M Company 5.19% 1/8/07	2,423,000	2,388,503
		2,388,503
Insurance - 8.79%
General Re 5.33% 10/16/06	3,438,000	3,430,365
MetLife Funding 5.25% 11/21/06	3,489,000	3,463,051
		6,893,416
Machinery - 4.38%
Caterpillar 5.20% 10/2/06	3,438,000	3,437,503
		3,437,503
Media - 4.43%
≥Gannett 5.21% 10/3/06	3,472,000	3,470,995
		3,470,995
Specialty Retail - 4.03%
≥Home Depot 5.36% 10/2/06	3,163,000	3,162,529
		3,162,529
Total Commercial Paper (cost $78,580,351)		78,582,648
Discount Notes- 0.47%
Fannie Mae 5.21% 12/13/06	373,000	369,244
Total Discount Notes (cost $369,059)		369,244
Total Market Value of Securities - 100.66%
(cost $78,949,410)		78,951,892
Liabilities Net of Receivables and Other Assets (See Notes) - (0.66%)		(520,033)
Net Assets Applicable to 7,137,619 Shares Outstanding - 100.00%		$78,431,859

≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2006, the aggregate amount of these securities equaled $27,377,602, which represented 34.91% of the Portfolio’s net assets. See Note 7 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Jefferson Pilot Variable Fund, Inc. - the Capital Growth Portfolio, the Growth Portfolio, the Strategic Growth Portfolio, the S&P 500 Index Portfolio, the Value Portfolio, the Mid-Cap Growth Portfolio, the Mid-Cap Value Portfolio, the Small Company Portfolio, the Small-Cap Value Portfolio, the International Equity Portfolio, the World Growth Stock Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, and the Money Market Portfolio (each a “Portfolio” and, collectively, the “Portfolios”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the bid price will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is valued. U.S. government and agency securities are valued at the bid price. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolios’ Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Portfolio intends continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Portfolios’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolios’ financial statements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed and variable expenses common to all portfolios within the Company are allocated amongst the Portfolios on the basis of average net assets. Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolios declare and pay dividends from net investment income and distributions from net realized gain on investments, if any, at least once annually.

2. Transactions with Affiliates
The Strategic Growth Portfolio may invest in the T. Rowe Price Reserve Investment Fund, an open-end management investment company managed by T. Rowe Price Associates, Inc. The Reserve Fund is offered as a cash management option only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates and/or its affiliates, and is not available to the public. The Reserve Fund pays no investment management fees.

3. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

	Cost of	Aggregate unrealized	Aggregate unrealized	Net unrealized
	Investments	appreciation	depreciation	appreciation
Capital Growth Portfolio	$197,416,431	$17,573,448	$ (7,862,690)	$ 9,710,758
Growth Portfolio	35,580,156	5,000,827	(417,394)	4,583,433
Strategic Growth Portfolio	87,270,717	15,464,506	(1,722,600)	13,741,906
S&P 500 Index Portfolio	261,818,439	54,159,246	(42,281,636)	11,877,610
Value Portfolio	111,229,544	12,990,347	(1,120,068)	11,870,279
Mid-Cap Growth Portfolio	28,386,945	3,095,399	(588,911)	2,506,488
Mid-Cap Value Portfolio	60,338,159	7,288,593	(1,696,074)	5,592,519
Small Company Portfolio	90,122,922	4,741,412	(2,695,277)	2,046,135
Small-Cap Value Portfolio	49,177,983	7,098,995	(2,302,111)	4,796,884
International Equity Portfolio	98,309,213	7,546,079	(1,845,900)	5,700,179
World Growth Stock Portfolio	113,605,981	39,943,771	(3,981,825)	35,961,946
High Yield Bond Portfolio	24,471,958	348,569	(321,560)	27,009
Balanced Portfolio	78,324,325	7,460,785	(976,328)	6,484,457
Money Market Portfolio	78,949,410	2,482	-	2,482

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards outstanding at December 31, 2005 will expire as follows:

Year of Expiration

	Total	2007	2008	2009	2010	2011	2013
Capital Growth Portfolio	$41,885,755	$ -	$ -	$ 1,029,307	$21,059,672	$19,796,776	$ -
Growth Portfolio	24,455,748	-	-	15,186,008	9,269,740	-	-
Strategic Growth Portfolio	67,434,528	-	-	26,642,548	38,367,688	2,424,292	-
S&P 500 Index Portfolio	15,427,460	-	-	4,856,835	8,927,038	-	1,643,587
Small Company Portfolio	13,593,261	-	-	-	10,295,148	3,298,113	-
International Equity Portfolio	8,648,116	-	-	-	7,779,951	868,165	-
High Yield Bond Portfolio	3,702,243	190,864	231,394	1,575,068	1,704,917	-	-
Money Market Portfolio	1	-	-	-	-	-	1

4. Foreign Currency Exchange Contracts
The Portfolios may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5. Futures Contracts
The Portfolios (excluding the World Growth Stock and the Money Market Portfolios) may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

6. Security Lending
The Portfolios, except the Money Market Portfolio, may lend their securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolios record security lending income net of such allocation.

At September 30, 2006, the market value of securities on loan is presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Security Lending Collateral”.

Market Value of
Securities
Capital Growth Portfolio	$44,956,172
Growth Portfolio	8,941,172
Strategic Growth Portfolio	16,168,295
S&P 500 Index Portfolio	45,494,893
Value Portfolio	24,246,690
Mid-Cap Growth Portfolio	5,952,571
Mid-Cap Value Portfolio	10,451,479
Small Company Portfolio	27,894,961
Small-Cap Value Portfolio	10,028,037
International Equity Portfolio	2,268,081
World Growth Stock Portfolio	5,589,413
High Yield Bond Portfolio	3,064,158
Balanced Portfolio	15,519,814

7. Credit and Market Risk
Some countries in which the International Equity and the World Growth Stock Portfolios may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by such Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Balanced and High Yield Bond Portfolios invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolios’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolios may each invest a portion of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Portfolios may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering.  The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board of Directors has delegated to each investment advisor the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

The Small-Cap Value Portfolio and the Small Company Portfolio invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Portfolios invest in real estate investment trusts (REITs) and are subject to some of the risks associated with that industry. If the Portfolios hold real estate directly as a result of defaults or receive rental income directly from real estate holdings, the Portfolios’ tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended September 30, 2006. The Portfolios' REIT holdings are also affected by interest rate changes, particularly if the REITs a Portfolio holds use floating rate debt to finance their ongoing operations.

Item 2. Controls and Procedures

(a)
The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson Pilot Variable Fund, Inc.

By:    /s/ David K. Booth, President
David K. Booth, President

Date:    11/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

Jefferson Pilot Variable Fund, Inc.

By:     /s/ David K. Booth, President
             David K. Booth, President

Date:    11/21/06

Jefferson Pilot Variable Fund, Inc.

By:   /s/ John A. Weston, Treasurer
     John A. Weston, Treasurer

Date:    11/21/06